                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-08006

                          SCUDDER MG INVESTMENTS TRUST
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       10/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Fixed Income Fund

Scudder Short Duration Fund

Scudder High Income Plus Fund

Annual Report to Shareholders

October 31, 2004

Contents

Click Here Performance Summary

Click Here Information About Your Funds' Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Investors in the funds should be able to withstand fluctuations in the fixed income markets. The yield and value of the funds change every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities a fund invests. Scudder High Income Plus Fund may invest in lower-quality and nonrated securities which present greater risk of loss of principal and interest than higher-quality securities. All of these factors may result in greater share price volatility. Please read a fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary October 31, 2004

Scudder Fixed Income Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Class R, Institutional Class and Investment Class are not subject to sales charges.

Returns and rankings during all periods shown for Class A, R and Institutional Class and during the 3-year, 5-year, 10-year and Life of Class periods for Class B, C and Investment Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares prior to their inception on June 28, 2002 and for Class R shares prior to its inception on October 1, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Fixed Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 10/31/04
Scudder Fixed Income Fund	1-Year	3-Year	5-Year	10-Year
Class A	6.17%	5.27%	7.60%	7.53%
Class B	5.37%	4.48%	6.79%	6.73%
Class C	5.40%	4.49%	6.80%	6.73%
Class R	6.00%	5.02%	7.33%	7.25%
Institutional Class	6.43%	5.54%	7.88%	7.81%
Lehman Brothers Aggregate Bond Index+	5.53%	5.44%	7.58%	7.76%
Scudder Fixed Income Fund	1-Year	3-Year	5-Year	Life of Class*
Investment Class	6.20%	5.34%	7.65%	6.56%
Lehman Brothers Aggregate Bond Index+	5.53%	5.44%	7.58%	6.71%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Investment Class commenced operations on February 11, 1998. Index returns begin February 28, 1998.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Investment Class	Class R	Institutional Class
Net Asset Value: 10/31/04	$ 11.08	$ 11.07	$ 11.08	$ 11.06	$ 11.12	$ 11.08
10/31/03	$ 10.96	$ 10.96	$ 10.96	$ 10.95	$ 10.99	$ 10.96
Distribution Information: Twelve Months: Income Dividends as of 10/31/04	$ .46	$ .39	$ .38	$ .47	$ .39	$ .48
Capital Gains Distributions as of 10/31/04	$ .08	$ .08	$ .08	$ .08	$ .08	$ .08
October Income Dividend	$ .0399	$ .0335	$ .0280	$ .0290	$ .0335	$ .0311
SEC 30-day Yield++ as of 10/31/04	3.54%	2.97%	2.96%	3.72%	3.33%	3.95%
Current Annualized Distribution Rate++ as of 10/31/04	4.24%	3.56%	2.98%	3.09%	3.55%	3.30%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended October 31, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 3.45%, 2.97%, 2.96%, 3.72%, 3.33% and 3.87% for Class A,B,C, Investment Class, Class R and Institutional Class, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 4.15%, 3.56%, 2.98%, 3.09%, 3.54%, and 3.22% for Class A, B, C, Investment Class, Class R and Institutional Class, respectively, had certain expenses not been reduced.

Institutional Class Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 10/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	33	of	449	8
3-Year	61	of	357	18
5-Year	30	of	257	12
10-Year	15	of	120	13

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Fixed Income Fund — Class A [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 10/31/04
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,139	$11,140	$13,774	$19,738
	Average annual total return	1.39%	3.67%	6.61%	7.04%
Class B	Growth of $10,000	$10,237	$11,206	$13,792	$19,173
	Average annual total return	2.37%	3.87%	6.64%	6.73%
Class C	Growth of $10,000	$10,540	$11,408	$13,896	$19,178
	Average annual total return	5.40%	4.49%	6.80%	6.73%
Class R	Growth of $10,000	$10,600	$11,584	$14,245	$20,138
	Average annual total return	6.00%	5.02%	7.33%	7.25%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,553	$11,722	$14,410	$21,112
	Average annual total return	5.53%	5.44%	7.58%	7.76%

The growth of $10,000 is cumulative.

Growth of an Assumed $1,000,000 Investment
[] Scudder Fixed Income Fund — Institutional Class [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended October 31
Comparative Results as of 10/31/04
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,064,300	$1,175,500	$1,461,000	$2,120,900
	Average annual total return	6.43%	5.54%	7.88%	7.81%
Lehman Brothers Aggregate Bond Index+	Growth of $1,000,000	$1,055,300	$1,172,200	$1,441,000	$2,111,200
	Average annual total return	5.53%	5.44%	7.58%	7.76%

The growth of $1,000,000 is cumulative.

The minimum investment for Institutional Class shares is $1,000,000.

Scudder Fixed Income Fund		1-Year	3-Year	5-Year	Life of Class*
Investment Class	Growth of $10,000	$10,620	$11,688	$14,458	$15,318
	Average annual total return	6.20%	5.34%	7.65%	6.56%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,553	$11,722	$14,410	$15,423
	Average annual total return	5.53%	5.44%	7.58%	6.71%

The growth of $10,000 is cumulative.

* Investment Class commenced operations on February 11, 1998. Index returns begin February 28, 1998.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Scudder Short Duration Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 2.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

Returns and rankings for all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares prior to their inception on February 28, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Short Duration Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 10/31/04
Scudder Short Duration Fund	1-Year	3-Year	5-Year	Life of Fund*
Class A	2.68%	3.27%	4.84%	5.28%
Class B	2.04%	2.57%	4.10%	4.52%
Class C	2.03%	2.53%	4.08%	4.51%
Institutional Class	2.74%	3.41%	5.03%	5.52%
Merrill Lynch 1-3 Year US Treasury Index+	1.73%	2.87%	5.06%	5.64%
Blended Index++	1.73%	1.76%	3.39%	4.43%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* The Fund commenced operations on March 13, 1995. Index returns begin March 31, 1995.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 10/31/04	$ 10.06	$ 10.06	$ 10.05	$ 10.07
10/31/03	$ 10.07	$ 10.07	$ 10.06	$ 10.07
Distribution Information: Twelve Months: Income Dividends as of 10/31/04	$ .27	$ .20	$ .20	$ .26
Capital Gains Distributions as of 10/31/04	$ .01	$ .01	$ .01	$ .01
October Income Dividend	$ .0243	$ .0193	$ .0192	$ .0241
SEC 30-day Yield+++ as of 10/31/04	2.91%	2.39%	2.39%	2.99%
Current Annualized Distribution Rate+++ as of 10/31/04	2.84%	2.26%	2.25%	2.82%

+++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended October 31, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 2.10%, 1.41%, 1.41% and 2.43% for Class A,B,C and Institutional Class, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 2.03%, 1.28%, 1.27% and 2.26% for Class A, B, C and Institutional Class, respectively, had certain expenses not been reduced.

Institutional Class Lipper Rankings — Short Investment Grade Debt Funds Category as of 10/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	24	of	192	13
3-Year	21	of	126	17
5-Year	35	of	96	37

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Short Duration Fund — Class A [] Merrill Lynch 1-3 Year US Treasury Index+ [] Blended Index++

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Comparative Results (Adjusted for Maximum Sales Charges) as of 10/31/04
Scudder Short Duration Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$9,986	$10,710	$12,318	$15,974
	Average annual total return	-.14%	2.31%	4.26%	4.98%
Class B	Growth of $10,000	$9,904	$10,592	$12,125	$15,308
	Average annual total return	-.96%	1.94%	3.93%	4.52%
Class C	Growth of $10,000	$10,203	$10,779	$12,213	$15,293
	Average annual total return	2.03%	2.53%	4.08%	4.51%
Merrill Lynch 1-3 Year US Treasury Index+	Growth of $10,000	$10,173	$10,886	$12,797	$16,912
	Average annual total return	1.73%	2.87%	5.06%	5.64%
Blended Index++	Growth of $10,000	$10,173	$10,537	$11,816	$15,144
	Average annual total return	1.73%	1.76%	3.39%	4.43%

The growth of $10,000 is cumulative.

* The Fund commenced operations on March 13, 1995. Index returns begin March 31, 1995.

Growth of an Assumed $1,000,000 Investment
[] Scudder Short Duration Fund — Institutional Class [] Merrill Lynch 1-3 Year US Treasury Index+ [] Blended Index++

Yearly periods ended October 31
Comparative Results as of 10/31/04
Scudder Short Duration Fund		1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	Growth of $1,000,000	$1,027,400	$1,105,900	$1,278,300	$1,677,300
	Average annual total return	2.74%	3.41%	5.03%	5.52%
Merrill Lynch 1-3 Year US Treasury Index+	Growth of $1,000,000	$1,017,300	$1,088,600	$1,279,700	$1,691,200
	Average annual total return	1.73%	2.87%	5.06%	5.64%
Blended Index++	Growth of $1,000,000	$1,017,300	$1,053,700	$1,181,600	$1,514,400
	Average annual total return	1.73%	1.76%	3.39%	4.43%

The growth of $1,000,000 is cumulative.

The minimum investment for Institutional Class shares is $1,000,000.

* The Fund commenced operations on March 13, 1995. Index returns begin March 31, 1995.

+ Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of US Treasury obligations having maturities ranging from 1 to 2.99 years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

++ The Blended Index consists of the returns for the Lehman Brothers Short Treasury Index (the fund's former benchmark) from the Fund's inception to February 28, 2003 and the Merrill Lynch 1-3 Year US Treasury Index from March 31, 2003 to the report date. The advisor believes this blended benchmark more accurately reflects the fund's historical performance. The Lehman Brothers Short Treasury Index tracks public obligations of the U.S. Treasury including bills, notes, bonds and coupons, with remaining maturities of one year or less.

Scudder High Income Plus Fund

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

Returns and rankings for all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Shareholders of the Investment Class and Institutional Class redeeming shares held less than 180 days will have a lower total return due to the effect of the 2% redemption fee.

Average Annual Total Returns as of 10/31/04
Scudder High Income Plus Fund	1-Year	3-Year	5-Year	Life of Class(a)	Life of Class(b)	Life of Class(c)
Investment Class	12.86%	11.99%	7.59%	8.81%	—	—
Institutional Class	13.27%	12.23%	7.83%	—	7.00%	—
Premier Class	13.25%	12.38%	—	—	—	9.35%
CS First Boston High Yield Index+	12.96%	14.06%	8.13%	7.23%	5.84%	10.49%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

a Investment Class commenced operations on September 15, 1998. Index returns begin September 30, 1998.

b The Fund commenced operations on March 16, 1998. Index returns begin March 31, 1998.

c Premier Class commenced operations on October 31, 2000. Index returns begin October 31, 2000.

Net Asset Value and Distribution Information
	Investment Class	Institutional Class	Premier Class
Net Asset Value: 10/31/04	$ 7.76	$ 7.75	$ 7.74
10/31/03	$ 7.42	$ 7.42	$ 7.41
Distribution Information: Twelve Months: Income Dividends as of 10/31/04	$ .59	$ .61	$ .61
October Income Dividend	$ .0477	$ .0493	$ .0506
SEC 30-day Yield++ as of 10/31/04	6.95%	7.24%	7.50%
Current Annualized Distribution Rate++ as of 10/31/04	7.24%	7.49%	7.70%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended October 31, 2004, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yields would have been 6.77%, 6.91% and 7.18% for the Investment Class, Institutional Class and Premier Class, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 7.06%, 7.16% and 7.38%, for the Investment Class, Institutional Class and Premier Class respectively, had certain expenses not been reduced.

Institutional Class Lipper Rankings — High Current Yield Funds Category as of 10/31/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	37	of	419	9
3-Year	80	of	347	23
5-Year	24	of	275	9

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $1,000,000 Investment
[] Scudder High Income Plus Fund — Institutional Class [] CS First Boston High Yield Index+

Yearly periods ended October 31
Comparative Results as of 10/31/04
Scudder High Income Plus Fund		1-Year	3-Year	5-Year	Life of Class(a)
Institutional Class	Growth of $1,000,000	$1,132,700	$1,413,700	$1,457,800	$1,565,300
	Average annual total return	13.27%	12.23%	7.83%	7.00%
CS First Boston High Yield Index+	Growth of $1,000,000	$1,129,600	$1,484,000	$1,478,100	$1,453,000
	Average annual total return	12.96%	14.06%	8.13%	5.84%

The growth of $1,000,000 is cumulative.

The minimum investment for Institutional Class shares is $1,000,000.

a The Fund commenced operations on March 16, 1998. Index returns begin March 31, 1998.

Scudder High Income Plus Fund		1-Year	3-Year	5-Year	Life of Class(b)
Investment Class	Growth of $10,000	$11,286	$14,046	$14,417	$16,768
	Average annual total return	12.86%	11.99%	7.59%	8.81%
CS First Boston High Yield Index+	Growth of $10,000	$11,296	$14,840	$14,781	$15,289
	Average annual total return	12.96%	14.06%	8.13%	7.23%

The growth of $10,000 is cumulative.

b Investment Class commenced operations on September 15, 1998. Index returns begin September 30, 1998.

Comparative Results as of 10/31/04
Scudder High Income Plus Fund		1-Year	3-Year	Life of Class(c)
Premier Class	Growth of $5,000,000	$5,662,500	$7,095,500	$7,145,000
	Average annual total return	13.25%	12.38%	9.35%
CS First Boston High Yield Index+	Growth of $5,000,000	$5,648,000	$7,420,000	$7,447,500
	Average annual total return	12.96%	14.06%	10.49%

The growth of $5,000,000 is cumulative.

The minimum investment for Premier Class shares is $5,000,000.

c Premier Class commenced operations on October 31, 2000. Index returns begin October 31, 2000.

+ CS First Boston High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, R and Institutional Class of the Fixed Income Fund and all classes of the Short Duration Fund and High Income Plus Fund limited these expenses; had they not done so, expenses would have been higher. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

The table illustrates your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Scudder Fixed Income Fund

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2004
Actual Fund Return	Class A	Class B	Class C	Investment Class	Class R	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,041.80	$ 1,036.80	$ 1,037.50	$ 1,041.30	$ 1,040.20	$ 1,043.30
Expenses Paid per $1,000*	$ 4.10	$ 8.11	$ 7.83	$ 3.95	$ 5.37	$ 2.82
Hypothetical 5% Fund Return	Class A	Class B	Class C	Investment Class	Class R	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,021.19	$ 1,017.25	$ 1,017.52	$ 1,021.34	$ 1,019.94	$ 1,022.45
Expenses Paid per $1,000*	$ 4.05	$ 8.03	$ 7.75	$ 3.91	$ 5.31	$ 2.79

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Investment Class	Class R	Institutional Class
Scudder Fixed Income Fund	.80%	1.58%	1.52%	.77%	1.04%	.55%

For more information, please refer to the Fund's prospectus.

Scudder Short Duration Fund

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2004
Actual Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,014.50	$ 1,010.30	$ 1,011.10	$ 1,014.10
Expenses Paid per $1,000*	$ 2.79	$ 5.82	$ 5.81	$ 2.78
Hypothetical 5% Fund Return	Class A	Class B	Class C	Institutional Class
Beginning Account Value 5/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/04	$ 1,022.43	$ 1,019.42	$ 1,019.42	$ 1,022.44
Expenses Paid per $1,000*	$ 2.80	$ 5.84	$ 5.84	$ 2.79

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Institutional Class
Scudder Short Duration Fund	.55%	1.15%	1.15%	.55%

For more information, please refer to the Fund's prospectus.

Scudder High Income Plus Fund

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2004
Actual Fund Return	Investment Class	Institutional Class	Premier Class
Beginning Account Value 5/1/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 10/31/04	$ 1,068.00	$ 1,069.00	$ 1,068.30
Expenses Paid per $1,000*	$ 4.00	$ 2.92	$ 2.58
Hypothetical 5% Fund Return	Investment Class	Institutional Class	Premier Class
Beginning Account Value 5/1/04	$ 1,000	$ 1,000	$ 1,000
Ending Account Value 10/31/04	$ 1,021.34	$ 1,022.38	$ 1,022.71
Expenses Paid per $1,000*	$ 3.91	$ 2.86	$ 2.53

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Investment Class	Institutional Class	Premier Class
Scudder High Income Plus Fund	.77%	.56%	.50%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder Domestic Fixed Income Funds: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the Scudder domestic fixed income funds. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Scudder Fixed Income Fund and Scudder Short Duration Fund

Gary W. Bartlett, CFA

Managing Director of Deutsche Asset Management and Lead Manager of the Fixed and Short Duration Fixed Income Funds.

Joined Deutsche Asset Management in 1992.

Began investment career in 1983.

MBA, Drexel University.

Warren S. Davis

Managing Director of Deutsche Asset Management and Co-Manager of the Fixed and Short Duration Fixed Income Funds.

Joined Deutsche Asset Management in 1995.

Began investment career in 1986.

MBA, Drexel University.

Thomas J. Flaherty

Managing Director of Deutsche Asset Management and Co-Manager of the Fixed and Short Duration Fixed Income Funds.

Joined Deutsche Asset Management in 1995.

Began investment career in 1985.

J. Christopher Gagnier

Managing Director of Deutsche Asset Management and Co-Manager of the Fixed and Short Duration Fixed Income Funds.

Joined Deutsche Asset Management in 1997.

Prior to that, portfolio manager, Paine Webber, from 1984 to 1997.

Began investment career in 1980.

MBA, University of Chicago.

William T. Lissenden

Director of Deutsche Asset Management and Co-Manager of the Fixed and Short Duration Fixed Income Funds.

Joined Deutsche Asset Management in 2002.

Prior to that, fixed income strategist and director of research at Conseco Capital Management, director of fixed income research and product management at Prudential Securities, national sales manager for fixed income securities at Prudential Securities and institutional sales professional at several firms including Prudential, Goldman Sachs and Merrill Lynch.

MBA, Baruch College.

Daniel R. Taylor, CFA

Director of Deutsche Asset Management and Co-Manager of the Fixed and Short Duration Fixed Income Funds.

Joined Deutsche Asset Management in 1998.

Prior to that, fixed income portfolio manager, asset-backed securities analyst and senior credit analyst, CoreStates Investment Advisors, from 1993 to 1998.

Began investment career in 1993.

Timothy C. Vile, CFA

Managing Director of Deutsche Asset Management and Co-Manager of the Fixed and Short Duration Fixed Income Funds.

Joined Deutsche Asset Management in 1991.

Prior to that, portfolio manager for fixed income portfolios at Equitable Capital Management.

Began investment career in 1986.

Scudder High Income Plus Fund

Andrew P. Cestone

Managing Director of Deutsche Asset Management and Manager of the High Income Plus Fund.

Joined Deutsche Asset Management in March 1998 and the fund in 2002.

Prior to that, investment analyst, Phoenix Investment Partners from 1997 to 1998. Prior to that, credit officer, asset-based lending group at Fleet Bank from 1995 to 1997.

Scudder Fixed Income Fund and Scudder Short Duration Fund

Gary Bartlett serves as lead portfolio manager of Scudder Fixed Income Fund and Scudder Short Duration Fund. He is assisted by an extensive team of portfolio co-managers. In the following interview, the team discusses the funds' performance and the recent market environment for the annual period ended October 31, 2004.

Q:  How did the bond market perform?

A:  The bond market continued to surprise many investors over the past year. On one hand, the Federal Reserve Board increased short-term interest rates by 75 basis points (a basis point is a hundredth of a percentage point) to 1.75%. Still, Treasury yields, as measured by the 10-year note, fell by about 30 basis points over the 12 months ended October 31, 2004. The recent 12-month period was characterized by bouts of significant volatility in the Treasury market. The market was surprised several times by unanticipated instances of both strength and weakness of economic news, particularly regarding employment growth. As a result, rates fell, rose, and then fell again during the first ten months of 2004 and the Treasury yield curve flattened significantly. Ten-year Treasuries had a range of about 120 basis points and the relationship between two- and ten-year Treasuries flattened by about 100 basis points over the recent 12-month period.

Bond market performance was better than many had anticipated. The Lehman Aggregate Bond Index,1 the broadest measure of the US fixed income markets, returned 5.53% for the 12 months ended October 31, 2004, while Treasury bonds returned 4.97% over the same period. Market sectors that typically offer somewhat higher yields than Treasuries all outperformed benchmark Treasuries on a total return basis during the period. Treasuries only outperformed other market segments during the second quarter of 2004 — a period when rates rose and the bond market had negative returns on an absolute basis. In 2004, asset-backed securities (ABS) have been the best-performing part of the market as compared with equal-duration Treasuries. This outperformance follows a solid performance year for the sector in 2003. Single-family mortgage-backed securities, a sector which suffered several bouts of underperformance in 2003, have outperformed all other sectors but ABS so far in 2004. Corporate bonds continued to perform well as yields improved along with credit quality throughout the year. Despite renewed accounting concerns at Fannie Mae, government agency securities outperformed Treasuries this year.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends, and unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Q:  How did Scudder Fixed Income Fund and Scudder Short Duration Fund perform for the annual period ended October 31, 2004?

A:  For the period, Scudder Fixed Income Fund Class A shares returned 6.17%. (Returns are unadjusted for sales charges, which, if included, would have reduced performance. Past performance is no guarantee of future results.) The average fund in the Lipper Intermediate Investment Grade Debt Funds category delivered 4.86% and the Lehman Aggregate Bond Index, the fund's benchmark, returned 5.53%.2 (Please see pages 3 through 6 for performance of other share classes.)

2 The Lipper Intermediate Investment Grade Debt Funds category includes funds that invest primarily in investment-grade debt issues (rated in the top 4 grades) with dollar-weighted average maturities of 5 to 10 years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Lipper Intermediate Investment Grade Debt Funds category.

The Scudder Short Duration Fund Class A Shares returned 2.68%, as compared with 1.89% for the average Lipper Short Investment Grade Debt Fund and 1.73% for the Merrill Lynch 1-3 Year Treasury Index, the fund's benchmark.3 (Returns are unadjusted for sales charges, which, if included, would have reduced performance. Past performance is no guarantee of future results.) (Please see pages 7 through 10 for performance of other share classes.)

Q:  What factors contributed to or detracted from the funds' performance?

A:  The funds continued to benefit from an overweight position in corporate bonds, a sector which outperformed equal-duration Treasuries, for the period.4 An overweight in utilities, the best-performing sub-sector among corporates, aided performance as did selective investments within banking, telecom and insurance. Overweight positions among asset-backed securities also aided performance. However, investments within the cable-media sector detracted from performance during the period. A concentration in structured securities (specifically, collateralized mortgage obligations) within the single-family mortgage-backed sector was a slight drag on performance, as pass-through spreads tightened in periods of low prepayment volatility.

3 The Lipper Short Investment Grade Debt Funds category includes funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Lipper Short Investment Grade Debt Funds category.

The Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index of US Treasury obligations having maturities ranging from 1 to 2.99 years. Index returns assume reinvestment of dividends, and unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

4 "Overweight" means a fund holds a higher weighting in a given sector than the benchmark index; "underweight" means a fund holds a lower weighting than the benchmark.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder High Income Plus Fund

In the following interview, Portfolio Manager Andrew Cestone discusses Scudder High Income Plus Fund's strategy and the market environment during the 12-month period ended October 31, 2004.

Q:  How did the high-yield bond market perform during the period?

A:  Continuing the trend that has been in place since late 2002, high-yield bonds provided both positive absolute returns and strong relative performance during the past year. High yield was the best-performing area within the bond market for the period, reflecting the continued improvement in the fundamentals of the asset class. The CS First Boston High Yield Index — the fund's benchmark — returned 12.96%, strongly ahead of the 5.53% return of the bond market as a whole, as measured by the Lehman Brothers Aggregate Bond Index.1

1 The CS First Boston High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market. The Lehman Brothers Aggregate Bond Index represents US domestic taxable investment-grade bonds that include securities from the following sectors: US Treasuries, agencies, corporate bonds, mortgage-backed bonds and asset-backed securities. The index includes more than 5,500 publicly issued securities with a minimum 1 year to final maturity and $150 million par amount outstanding. The average maturity and duration of the index is in the intermediate range. Index returns assume reinvestment of all distributions. It is not possible to invest directly into an index.

Despite concerns about rising interest rates, higher commodity prices, the US presidential election and geopolitical tensions, the high-yield market performed well during the period, as the positive underpinnings of the market remained in place. Helped by a stronger US economy and low interest rates, high-yield companies continued to improve their financial positions through actions such as cutting costs, reducing debt and refinancing their existing debt at lower rates. Another key factor supporting the asset class was the continued decline in defaults. At the end of October 2004, Moody's 12-month rolling default rate stood at 2.4% compared with 6.0% at the end of October 2003.2 Recovery rates also improved.3 In addition, the ratio of rating upgrades to downgrades improved significantly.4 This number stood at approximately 1.2 for the quarter ended September 30, 2004 — another indication of the market's improved fundamentals.

2 Source: Moody's Investors Service.

3 The recovery rate is the amount investors recover when a bond defaults.

4 Bond ratings are the alphabetical designations indicating the credit quality of a particular bond, as measured by the major agencies. Treasuries, which are backed by the government and therefore free of default risk, are ranked AAA. The riskiest bonds are generally rated CCC and below.

5 The yield spread is the difference between the yield of a given fixed-income asset class and the yield on Treasuries. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in high-yield bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields. A drop in the yield spread is a positive, since it indicates yields are falling and prices are rising.

These favorable fundamental trends were reflected in the compression of the high-yield market's yield spread versus Treasuries.5 Declining yield spreads indicate that the market perceived less risk in the asset class than at the start of the period. At the end of October, the spread stood at 408 basis points (4.08 percentage points), versus 440 basis points six months earlier and 536 basis points one year ago.

Q:  How did the fund perform?

A:  The total return of the fund's Institutional Class shares for the 12 months ended October 31, 2004, was 13.27%. (Past performance is no guarantee of future results. Please see pages 11 through 14 for complete performance information.)

The fund slightly outperformed the 12.96% return of the CS First Boston High Yield Index, and substantially outperformed the 11.03% average return of the 419 funds in Lipper's High Current Yield Funds category.6 For the one-year, three-year and five-year periods, the fund's Institutional Class shares have finished in the top 9%, 23% and 9%, respectively, of the Lipper peer group.7

6 Lipper's High Current Yield Funds category represents funds that aim at a high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower-grade debt issues.

7 The fund ranked 37, 80 and 24 for the 1-year, 3-year and 5-year periods as of October 31, 2004. There were 419, 347 and 275 funds, respectively, in Lipper's High Current Yield Funds category. Source: Lipper Inc. as of October 31, 2004. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

8 "Overweight" means a fund holds a higher weighting in a given sector or security than the benchmark index; "underweight" means a fund holds a lower weighting than the benchmark

Q:  How did individual security selection affect performance?

A:  Adding to performance was security selection and overweight positions in ARCO, Dex Media East LLC/Financial, Geo Specialty Chemicals, Inc., Georgia-Pacific Corp., Petro Stopping Centers and Equistar Chemicals LP.8 (As of October 31, 2004, the position in Equistar Chemicals LP was sold.) The bond prices of the chemical companies ARCO, Geo Specialty and Equistar rallied from undervalued levels following favorable indications of improved demand and pricing in the chemical sector. Dex Media, a diversified media company that has been a consistently strong performer over past quarters, was also a positive contributor to performance for the period. Georgia Pacific, a paper and pulp company, continued to gain as the company has been selling assets and paying down debt. The fund has maintained an overweight in this credit for some time, and it has continued to add value. Georgia Pacific and Dex Media are two of the portfolio's largest holdings. The bonds of Petro Stopping Centers, a truck stop service company, also added to performance. The fund benefited first from having the company's existing bonds called at a premium, and second from the newly issued bonds trading up in value. Overseas holdings such as ISPAT Europe Group SA, a steel company, and Fage Dairy, a Greek food and dairy company, also helped performance.

Securities that detracted from performance for the period include Dobson Communications Corp., Oxford Automotive, Paxson Communications Corp. Avondale Mills, Inc.; underweights in Revlon Consumer Products Corp. and FINOVA Group, Inc. also hurt performance. Dobson Communications — a wireless company in which the fund holds an overweight position — reported lower-than-expected financial results during the period, which caused the bonds' to drift lower in price. We have since pared back the fund's position in Dobson to a smaller overweight position. Oxford Automotive, an auto parts supplier, filed for bankruptcy protection during the period. Although we did not anticipate this corporate action, we have since added to the position at lower levels and intend to hold the bonds until they reach what we believe is their intrinsic value. The preferred securities of Paxson Communications, a broadcasting television company, dropped in price amid investor concerns over liquidity and the company's ability to sell itself, or assets, at favorable levels. Avondale Mills, a textile company, also detracted from results. The company's bond prices traded lower on weaker retail demand and increased global competition in the textile industry. An underweight early in the period in FINOVA, a financial services company whose bonds gained in price, was a detractor as well. We have since added to the fund's position in FINOVA and at the end of the fiscal year maintained an overweight in the credit.

Q:  Outside of individual security selection, what factors helped and hurt performance?

A:  Keeping on course with our strategy, we continued to find good relative-value opportunities in securities in the middle quality spectrum. During the past fiscal year, CCC/split CCC, split B and B-rated securities were the best-performing quality segments, returning 17.77%, 14.25% and 13.03%, respectively.9 As a result, the portfolio's overweight in these credit quality areas was a positive contributor to performance. Also adding to return was our underweight in higher quality securities (those rated BB and above) which, as a group, returned 11.16% for the period. Distressed (CC, C and defaulted) securities underperformed the market, returning 12.70%. The fund's underweight in this credit quality segment added to performance.

9 A split-rated bond is one that is rated differently by two different agencies. For example, a bond rated Ba1 (the highest junk level) by Moody's Investors Service and triple-B-minus (the lowest investment-grade level) by Standard & Poor's is said to be "split-rated".

Q:  What is your view on the current state of the high-yield market?

A:  We believe that the fundamentals of the asset class remain strong for the mid-term as economic activity is robust and defaults should remain low. While valuations are no longer cheap, we believe they are still fair given this outlook. However, the volatility of the market could increase depending on the direction of interest rates or developments in the geopolitical arena. Still, it is important to keep in mind that the high-yield market is cyclical, and the cyclical undercurrent of improved credit conditions remains in place - a positive for the asset class. High yield cycles tend to last a number of years, and although rising interest rates may cause yield spreads to increase at some point, we would not expect this to occur in a meaningful way in the near term.

Given our positive outlook for the asset class as a whole, we intend to remain modestly aggressive, and believe we can add value over the long term through individual security selection. For the time being, we intend to maintain an overweight in higher-yielding securities, although we anticipate that a number of those credits will be upgraded. Fundamental security analysis and diversification remain essential as a means of mitigating risk.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary October 31, 2004

Scudder Fixed Income Fund

Asset Allocation	10/31/04	10/31/03

Collateralized Mortgage Obligations	30%	25%
Corporate Bonds	23%	28%
Asset Backed	10%	14%
Foreign Bonds — US$ Denominated	9%	7%
Commercial and Non-Agency Mortgage Backed Securities	7%	—
US Government Backed	6%	7%
US Government Agency Sponsored Pass-Throughs	6%	13%
Municipal Investments	6%	6%
Cash Equivalents	2%	—
Government National Mortgage Association	1%	—
	100%	100%
Corporate Bond Diversification (Excludes Cash Equivalents)	10/31/04	10/31/03

Financials	49%	45%
Utilities	16%	21%
Energy	12%	6%
Telecommunication Services	8%	4%
Consumer Discretionary	7%	9%
Health Care	5%	4%
Industrials	3%	8%
Consumer Staples	—	3%
	100%	100%
Quality	10/31/04	10/31/03

US Government and Agencies	43%	41%
AAA*	24%	26%
AA	4%	3%
A	14%	15%
BBB	14%	15%
BB	1%	—
	100%	100%

* Includes cash equivalents

Effective Maturity	10/31/04	10/31/03

Under 1 year	13%	7%
1 < 5 years	40%	47%
5 < 10 years	23%	29%
10 < 15 years	12%	7%
15 years or greater	12%	10%
	100%	100%

Weighted average effective maturity: 7.25 years and 6.96 years, respectively.

Asset allocation, corporate bond diversification, quality and effective maturity are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 35. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Scudder Short Duration Fund

Asset Allocation (Excludes Securities Lending Collateral)	10/31/04	10/31/03

Collateralized Mortgage Obligations	23%	37%
Corporate Bonds	23%	15%
Asset Backed	20%	26%
Commercial and Non-Agency Mortgage Backed Securities	12%	—
US Government Backed	6%	8%
Municipal Investments	6%	4%
Foreign Bonds — US$ Denominated	3%	2%
US Government Agency Sponsored Pass-Throughs	3%	4%
Cash Equivalents	2%	4%
Government National Mortgage Association	1%	—
US Government Sponsored Agencies	1%	—
	100%	100%
Corporate Bond Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	10/31/04	10/31/03

Financials	57%	45%
Utilities	18%	21%
Consumer Discretionary	7%	9%
Telecommunication Services	5%	4%
Industrials	5%	8%
Health Care	5%	4%
Energy	3%	6%
Consumer Staples	—	3%
	100%	100%
Quality (Excludes Securities Lending Collateral)	10/31/04	10/31/03

US Government and Agencies	34%	41%
AAA*	39%	37%
AA	1%	1%
A	15%	7%
BBB	11%	14%
	100%	100%

* Includes cash equivalents

Effective Maturity	10/31/04	10/31/03

Under 1 year	22%	26%
1 < 5 years	71%	71%
5 < 10 years	7%	3%
	100%	100%

Weighted average effective maturity: 2.44 years and 2.01 years, respectively.

Asset allocation, corporate bond diversification, quality and effective maturity are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 44. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Scudder High Income Plus Fund

Asset Allocation (Excludes Securities Lending Collateral)	10/31/04	10/31/03
Corporate Bonds	71%	78%
Foreign Bonds — US$ Denominated	19%	14%
Cash Equivalents	5%	3%
Foreign Bonds — Non US$ Denominated	3%	1%
Convertible Bonds	1%	2%
Preferred Stocks	1%	1%
US Government Backed	—	1%
	100%	100%
Corporate Bond Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	10/31/04	10/31/03
Consumer Discretionary	26%	29%
Industrials	16%	17%
Materials	15%	14%
Telecommunication Services	13%	11%
Financials	9%	6%
Energy	7%	11%
Utilities	6%	6%
Consumer Staples	4%	3%
Health Care	3%	3%
Information Technology	1%	—
	100%	100%
Quality (Excludes Securities Lending Collateral)	10/31/04	10/31/03
A*	3%	1%
BBB	2%	3%
BB	27%	30%
B	50%	54%
CCC	15%	12%
CC	3%	—
	100%	100%

* Includes cash equivalents

Effective Maturity	10/31/04	10/31/03
Under 1 year	7%	3%
1 < 5 years	42%	27%
5 < 10 years	41%	60%
10 < 15 years	2%	4%
15 years or greater	8%	6%
	100%	100%

Weighted average effective maturity: 6.17 years and 7.39 years, respectively.

Asset allocation, corporate bond diversification, quality and effective maturity are subject to change.

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent these companies' opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 52. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of October 31, 2004

Scudder Fixed Income Fund	Principal Amount ($)	Value ($)

Corporate Bonds 22.5%
Consumer Discretionary 1.6%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	3,230,000	3,962,890
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	5,997,000	7,055,543
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	2,655,000	2,735,343
General Motors Corp., 8.375%, 7/15/2033	875,000	910,514
Time Warner, Inc., 7.57%, 2/1/2024	1,755,000	2,036,937
		16,701,227
Energy 2.6%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	2,740,000	3,275,547
Consumers Energy Co., 144A, 5.0%, 2/15/2012	4,415,000	4,511,702
Duke Capital LLC, 4.302%, 5/18/2006	4,800,000	4,882,512
Enterprise Products Operating LP, 7.5%, 2/1/2011	4,479,000	5,138,268
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032	6,105,000	6,536,562
Pemex Project Funding Master Trust, 144A, 3.18%*, 6/15/2010	3,640,000	3,701,880
		28,046,471
Financials 11.0%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	11,480,000	13,391,741
American General Finance Corp., 2.75%, 6/15/2008	3,450,000	3,338,399
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,915,000	10,405,661
BFC Finance Corp., 7.375%, 12/1/2017	6,500,000	7,528,820
Capital One Bank:
4.875%, 5/15/2008	885,000	919,010
5.75%, 9/15/2010	190,000	203,043
Farm Credit Bank of Texas, 7.561%, 11/29/2049	5,720,000	5,960,297
Florida Windstorm, 144A, 6.85%, 8/25/2007	5,790,000	6,315,582
Ford Motor Credit Co.:
5.8%, 1/12/2009	6,240,000	6,437,496
6.875%, 2/1/2006	10,039,000	10,437,307
General Motors Acceptance Corp.:
5.625%, 5/15/2009	1,565,000	1,580,321
6.75%, 1/15/2006	7,710,000	7,979,326
6.875%, 9/15/2011	2,161,000	2,249,569
Goldman Sachs Group, Inc., 4.75%, 7/15/2013	3,598,000	3,565,327
HSBC Bank USA, 5.875%, 11/1/2034	2,685,000	2,694,301
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014	5,193,000	5,423,278
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033	4,850,000	5,041,046
PLC Trust:
Series 2003-1, 144A, 2.709%, 3/31/2006	4,003,865	4,000,902
Series 2003, 144A, 3.748%, 6/1/2013	2,711,869	2,669,347
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024	1,815,000	1,789,634
Republic New York Corp., 5.875%, 10/15/2008	4,745,000	5,093,164
Westfield Capital Corp., 144A, 5.125%, 11/15/2014	11,950,000	11,973,924
		118,997,495
Health Care 1.1%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	9,955,000	11,570,020
Industrials 0.7%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	2,786,564	3,081,884
Auburn Hills Trust, 12.375%, 5/1/2020	463,000	716,127
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	3,933,721	4,250,952
		8,048,963
Materials 0.1%
Weyerhaeuser Co., 7.375%, 3/15/2032	965,000	1,125,665
Telecommunication Services 1.9%
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	4,120,000	4,425,951
BellSouth Corp., 5.2%, 9/15/2014	6,470,000	6,600,235
SBC Communications, Inc., 5.1%, 9/15/2014	9,170,000	9,233,777
		20,259,963
Utilities 3.5%
American Electric Power Co., Inc., 6.125%, 5/15/2006	6,680,000	6,992,110
Cleveland Electric Illumination, 7.43%, 11/1/2009	7,587,000	8,721,272
Consolidated Natural Gas Co., 6.0%, 10/15/2010	2,000,000	2,179,512
Consumers Energy Co., Series F, 4.0%, 5/15/2010	6,415,000	6,331,598
Eastern Energy Ltd., 144A, Series AMBO, 6.75%, 12/1/2006	8,060,000	8,652,547
Xcel Energy, Inc., 7.0%, 12/1/2010	4,464,000	5,089,638
		37,966,677
Total Corporate Bonds (Cost $231,147,718)		242,716,481

Foreign Bonds — US$ Denominated 8.9%
America Movil SA de CV, Series L, 144A, 5.75%, 1/15/2015	2,995,000	2,983,290
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009	4,398,382	4,595,606
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	10,410,000	12,182,094
Deutsche Telekom International Finance BV:
8.0%, 6/15/2010	5,135,000	6,186,437
8.75%, 6/15/2030	5,367,000	7,082,100
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	13,640,000	13,715,375
Mizuho Financial Group, 8.375%, 12/29/2049	9,385,000	10,228,711
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027	2,025,000	2,505,938
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	4,710,000	4,667,685
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032	1,835,000	2,114,637
Tyco International Group SA:
6.75%, 2/15/2011	9,419,000	10,652,974
6.875%, 1/15/2029	3,330,000	3,782,640
7.0%, 6/15/2028	1,660,000	1,897,908
United Mexican States:
Series A, 6.75%, 9/27/2034	2,830,000	2,766,325
8.375%, 1/14/2011	1,050,000	1,239,000
8.625%, 3/12/2008	8,650,000	9,912,900
Total Foreign Bonds — US$ Denominated (Cost $92,608,668)		96,513,620

Asset Backed 9.5%
Automobile Receivables 2.4%
AmeriCredit Automobile Receivables Trust, "A4", Sereis 2002-A, 4.61%, 1/12/2009	600,000	609,309
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	10,165,000	10,173,697
"A4", Series 2002-2, 4.3%, 3/15/2010	5,345,000	5,379,612
"C", Series 2002-4, 4.56%, 11/16/2009	2,206,898	2,219,439
"B", Series 2002-2, 4.67%, 3/15/2010	1,844,811	1,824,846
"B", Series 2002-1, 5.37%, 1/15/2010	1,689,884	1,710,854
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006	3,413,209	3,482,001
		25,399,758
Credit Card Receivables 0.1%
MBNA Credit Card Master Note Trust, "A2", Series 2004-A2, 2.02%*, 7/15/2013	665,000	664,958
Home Equity Loans 6.4%
Asset Backed Securities Corp. Home Equity, "A", Series 2003-HE2, 144A, 7.0%, 4/17/2033	633,602	636,771
Countrywide Asset-Backed Certificates:
"2AV2", Series 2004-7, 2.283%*, 5/25/2033	4,000,000	4,005,625
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	2,962,035	2,975,920
Countrywide Home Equity Loan Trust:
"NOTE", Series 2004-C, 2.09%*, 1/15/2034	8,058,763	8,042,647
"A2", Series 2004-0, 2.15%*, 2/15/2034	16,135,000	16,119,873
First Franklin NIM Trust, "NOTE", Series 2004-FF6A, 144A, 5.75%, 7/25/2034	4,085,370	4,090,477
Green Tree Home Improvement Loan Trust:
"HIBI", Series 1998-D, 7.7%, 6/15/2029	8,037,000	8,126,344
"HIBN1", Series 1998-E, 7.79%, 2/15/2015	4,665,000	4,694,887
"B1", Series 1999-E, 10.34%, 3/15/2015	5,938,000	6,179,719
Greenpoint Home Equity Loan Trust, "A", Series 2004-4, 2.15%*, 8/15/2030	7,367,839	7,367,413
Park Place Securities NIM Trust, "A", Series 2004-MCW1, 144A, 4.458%, 9/25/2034	5,240,000	5,240,000
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,420,707	1,494,421
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%, 8/26/2033	512,184	512,184
		69,486,281
Manufactured Housing Receivables 0.6%
Access Financial Manufacturing HSG Contract Trust, "A3", Series 1995-1, 7.1%, 5/15/2021	118,911	120,593
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	1,886,200	1,986,131
Vanderbilt Mortgage Finance:
"A2", Series 2001-C, 4.235%, 8/7/2014	2,937,864	2,947,603
"A3", Series 2000-C, 7.55%, 7/7/2017	1,591,495	1,610,429
		6,664,756
Miscellaneous 0.0%
Heller Equipment Asset Receivables Trust, "A4", Series 1999-2, 6.79%, 3/14/2007	96,947	97,062
Total Asset Backed (Cost $101,037,587)		102,312,815

US Government Sponsored Agencies 0.4%
Federal National Mortgage Association, 5.78%, 10/1/2008 (Cost $5,163,733)	4,800,508	5,100,891

US Government Agency Sponsored Pass-Throughs 5.8%
Federal Home Loan Bank:
5.5%, 1/1/2034	3,579,902	3,650,626
7.5% with various maturities from 2/1/2010 until 12/1/2010	372,711	383,852
Federal National Mortgage Association:
4.5% with various maturities from 9/1/2018 until 5/1/2033 (d)	4,432,796	4,364,064
5.0% with various maturities from 2/1/2018 until 3/1/2034 (d)	13,749,172	13,897,609
5.5% with various maturities from 3/1/2018 until 5/1/2034	17,418,192	17,816,593
5.79%, 3/1/2009	5,060,952	5,399,345
6.0% with various maturities from 6/1/2016 until 6/1/2032	6,836,073	7,171,092
6.08%, 9/1/2008	4,840,022	5,199,294
6.5% with various maturities from 10/1/2033 until 12/1/2033	783,350	824,428
7.13%, 1/1/2012	1,873,000	1,996,003
7.5% with various maturities from 10/1/2011 until 8/1/2013	1,371,428	1,459,287
9.0%, 11/1/2030	412,431	454,411
Total US Government Agency Sponsored Pass-Throughs (Cost $61,884,023)		62,616,604
Commercial and Non-Agency Mortgage-Backed Securities 6.7%
Chase Commercial Mortgage Securities Corp., Series 1996-2, 6.9%, 11/19/2028	474,952	496,154
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	6,639,926	6,885,390
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1, 6.0%, 2/25/2034	2,697,890	2,749,254
Countrywide Home Loans, "3A1", Series 2002-12, 6.0%, 8/25/2017	2,250,877	2,247,562
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	7,003,529	7,536,852
JP Morgan Chase Commercial Mortgage Securities, "A3", Series 2002-CIB4, 6.162%, 5/12/2034	5,801,000	6,421,132
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	751,154	808,096
LB Commercial Conduit Mortgage Trust, "A2", Series 1998-C1, 6.4%, 2/18/2030	365,425	370,312
Master ABS NIM Trust, "NOTE" Series 2003-WMC1, 144A, 8.34%, 5/26/2033	397,136	397,322
Master Adjustable Rate Mortgage Trust, "3A4", Series 2003-3, 4.626%, 9/25/2033	13,519,000	13,790,385
Master Alternative Loan Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034	1,025,394	1,068,010
"8A1", Series 2004-3, 7.0%, 4/25/2034	3,181,962	3,315,696
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033	2,683,334	2,701,124
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028	5,490,000	5,645,588
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	1,673,061	1,744,205
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	7,065,000	7,901,072
Washington Mutual, "4A", Series 2004-CB2, 6.5%, 8/25/2034	4,612,338	4,858,573
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	3,185,018	3,206,517
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $70,352,546)		72,143,244

Collateralized Mortgage Obligations 30.5%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	6,075,000	6,040,558
"1A3", Series 2004-W1, 4.49%, 11/25/2043	5,365,000	5,438,529
"2A", Series 2002-W1, 7.5%, 2/25/2042	4,389,753	4,738,903
"5A", Series 2004-W2, 7.5%, 3/25/2044	3,945,557	4,278,464
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	5,465,000	5,499,228
"PA", Series 2786, 3.5%, 10/15/2010	5,575,000	5,612,642
"XR", Series 2707, 4.0%, 5/15/2016	7,440,000	7,509,130
"LC", Series 2682, 4.5%, 7/15/2032	15,525,000	14,974,260
"TG", Series 2690, 4.5%, 4/15/2032	8,123,000	7,836,602
"WH", Series 2557, 4.5%, 8/15/2009	7,677,044	7,766,231
"HG", Series 2543, 4.75%, 9/15/2028	6,370,841	6,448,802
"AJ", Series 2849, 5.0%, 5/15/2018	5,100,000	5,292,175
"EG", Series 2836, 5.0%, 12/15/2032	10,616,000	10,584,873
"JD", Series 2778, 5.0%, 12/15/2032	9,255,000	9,201,064
"OL", Series 2840, 5.0%, 11/15/2022	8,915,000	9,211,009
"PD", Series 2783, 5.0%, 1/15/2033	5,970,000	5,893,154
"PD", Series 2844, 5.0%, 12/15/2032	10,565,000	10,534,024
"QK", Series 2513, 5.0%, 8/15/2028	1,880,589	1,885,218
"TE", Series 2780, 5.0%, 1/15/2033	7,635,000	7,620,439
"YD", Series 2737, 5.0%, 8/15/2032	6,402,056	6,394,653
"PE", Series 2378, 5.5%, 11/15/2016	9,260,000	9,719,182
"PE", Series 2405, 6.0%, 1/15/2017	7,178,000	7,586,954
"YB", Series 2205, 6.0%, 5/15/2029	1,065,177	1,096,198
"3A", Series T-41, 7.5%, 7/25/2032	9,848,735	10,679,545
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	2,408,476	2,405,490
"TD", Series 2003-87, 3.5%, 4/25/2011	10,500,000	10,523,032
"QT", Series 2002-70, 3.655%, 12/25/2021	798,902	800,106
"2A3", Series 2001-4, 4.16%, 6/25/2042	5,577,749	5,614,428
"AY", Series 2004-45, 4.5%, 12/25/2018	7,339,759	7,425,461
"GD", Series 2004-8, 4.5%, 10/25/2032	10,983,000	10,672,642
"NE", Series 2004-52, 4.5%, 7/25/2033	5,242,000	5,042,262
"QG", Series 2004-29, 4.5%, 12/25/2032	5,535,000	5,328,662
"UK", Series 2003-9, 4.5%, 11/25/2016	3,600,573	3,611,537
"WB", Series 2003-106, 4.5%, 10/25/2015	1,786,000	1,835,221
"A2", Series 2002-W10, 4.7%, 8/25/2042	880,940	880,128
"A2", Series 2002-W9, 4.7%, 8/25/2042	116,653	116,623
"2A3", Series 2003-W15, 4.71%, 8/25/2043	11,000,000	11,062,091
"1A3", Series 2003-W18, 4.732%, 8/25/2043	6,110,000	6,160,422
"KY", Series 2002-55, 4.75%, 4/25/2028	1,299,840	1,299,370
"J", Series 1998-36, 6.0%, 7/18/2028	7,992,724	8,213,215
"PQ", Series 2001-64, 6.0%, 11/25/2016	1,024,000	1,084,891
"A2", Series 1998-M1, 6.25%, 1/25/2008	6,094,356	6,511,550
"A2", Series 1998-M6, 6.32%, 8/15/2008	17,659,672	19,013,897
"GV", Series 1998-46, 6.5%, 5/18/2009	585,356	584,816
"1A2", Series 2003-W3, 7.0%, 8/25/2042	2,887,356	3,084,057
"A2", Series 2002-T16, Grantor Trust, 7.0%, 7/25/2042	8,508,791	9,088,452
"A2", Series 2002-T19 Grantor Trust, 7.0%, 7/25/2042	2,069,162	2,210,124
"A2", Series 2002-T4, 7.0%, 12/25/2041	8,528,336	9,109,329
FHLMC Structured Pass Through Securities, "1A2", Series T-59, 7.0%, 10/25/2043	4,052,175	4,329,497
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032	5,024,000	5,020,659
"PA", Series 2003-89, 5.5%, 12/20/2023	9,194,961	9,382,856
"VK", Series 2002-41, 6.0%, 6/20/2018	5,890,800	6,118,788
Total Collateralized Mortgage Obligations (Cost $323,579,918)		328,371,443

Municipal Investments 5.9%
Allegheny County, PA, Public Housing Revenue, Residential Finance Authority Mortgage Revenue, Series F, Zero Coupon, 8/1/2028	3,590,000	673,484
Arkansas, Industrial Development Revenue, Series A, Zero Coupon, 7/10/2014 (b)	410,000	243,589
Atlanta, GA, Public Housing Revenue, Urban Residential Finance Authority, 11.09%, 4/1/2022	895,000	897,837
Baltimore, MD, Core City General Obligation, Series B, 8.7%, 10/15/2015 (b)	1,535,000	1,655,482
Belmont, CA, Multi Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (b)	735,000	785,994
California, Single Family Housing Revenue, Housing Finance Agency, Single Family Mortgage:
Series A-1, 7.9%, 8/1/2007 (b)	810,000	813,337
Series A-1, 8.24%, 8/1/2014 (b)	140,000	140,654
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,625,000	1,727,310
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (b)	375,000	403,601
Hoboken, NJ, Other General Obligation:
Series B, 4.76%, 2/1/2011 (b)	360,000	367,927
Series B, 4.96%, 2/1/2012 (b)	3,250,000	3,332,745
Series B, 5.12%, 2/1/2013 (b)	3,415,000	3,519,499
Series B, 5.33%, 2/1/2018 (b)	2,285,000	2,368,928
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage:
Series 1995, 7.85%, 11/1/2004	410,000	410,000
Series 1995, 7.9%, 11/1/2005	450,000	460,107
Series 1995, 8.0%, 11/1/2006	590,000	603,452
Series 1995, 8.0%, 11/1/2007	610,000	623,274
Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024	1,131,336	1,143,362
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%, 7/1/2029	590,000	604,343
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series C, 8.11%, 11/15/2038	2,435,000	2,657,535
New York City, NY, Higher Education Revenue, Industrial Development Agency, Civic Facilities, Series B, 8.1%, 9/1/2006 (b)	410,000	419,947
North Miami, FL, Project Revenue, Special Obligation:
6.85%, 7/1/2005 (b)	210,000	216,241
7.0%, 1/1/2008 (b)	135,000	150,803
Oklahoma County, OK, Single Family Housing Revenue, Home Finance Authority, Single Family, Series B, Zero Coupon, 7/1/2012	225,000	103,995
Oregon, School District General Obligation, School Board, Series A, Zero Coupon, 6/30/2017 (b)	18,350,000	9,400,155
Reeves County, TX, County (GO) Lease, Certificate of Participation, Series IBC, 7.25%, 6/1/2011 (b)	3,005,000	3,143,110
Sand Creek Associates Ltd., ID, Multi-Family Housing Revenue, Limited Partnership, Muli-Family Housing, 8.25%, 12/1/2018	3,050,000	3,058,784
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	545,000	547,529
Southwestern, IL, Development Authority Sports Facility Revenue, Gateway International Motorsports:
9.2%, 2/1/2013	1,844,000	2,229,765
9.25%, 2/1/2017	1,639,000	2,106,311
Texas, Multi Family Housing Revenue, Housing & Community Affairs Multi-Family, 6.85%, 12/1/2020 (b)	1,500,000	1,618,830
Union City, NJ, Core City General Obligation, 6.25%, 1/1/2033 (b)	10,360,000	11,367,303
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,800,000	1,211,274
Series C, Zero Coupon, 7/31/2013	4,000,000	2,414,960
Series D, Zero Coupon, 7/31/2013	2,000,000	1,228,200
Series A, Zero Coupon, 6/12/2013	2,000,000	1,223,440
Total Municipal Investments (Cost $60,569,076)		63,873,107

Government National Mortgage Association 0.7%
Government National Mortgage Association, 6.0% with various maturities from 1/15/2034 until 7/20/2034 (Cost $7,591,834)	7,391,607	7,688,679

US Government Backed 6.5%
US Treasury Bond:
6.0%, 2/15/2026	36,254,000	41,843,642
7.25%, 5/15/2016	14,962,000	18,980,703
US Treasury Note:
1.5%, 3/31/2006	3,165,000	3,127,786
3.125%, 10/15/2008	6,306,000	6,319,798
Total US Government Backed (Cost $67,989,451)		70,271,929
	Shares	Value ($)

Cash Equivalent 2.1%
Scudder Cash Management QP Trust, 1.80% (c) (Cost $23,030,118)	23,030,118	23,030,118
Scudder Fixed Income Fund	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,044,954,672) (a)	99.5	1,074,638,931
Other Assets and Liabilities, Net	0.5	5,884,346
Net Assets	100.0	1,080,523,277

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

(a) The cost for federal income tax purposes was $1,045,912,195. At October 31, 2004, net unrealized appreciation for all securities based on tax cost was $28,726,736. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,817,018 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,090,282.

(b) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	0.2
FGIC	Financial Guaranty Insurance Company	1.0
FSA	Financial Security Assurance	0.1
MBIA	Municipal Bond Investors Assurance	2.4

(c) Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Bank, FHLMC, Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Scudder Short Duration Fund	Principal Amount ($)	Value ($)

Corporate Bonds 23.2%
Consumer Discretionary 1.6%
Comcast Cable Communications, Inc., 6.2%, 11/15/2008	530,000	577,971
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	1,596,000	1,877,713
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008	460,000	473,920
		2,929,604
Energy 0.8%
Duke Capital LLC, 4.331%, 11/16/2006	775,000	789,201
Pemex Project Funding Master Trust, 144A, 3.18%*, 6/15/2010	645,000	655,965
		1,445,166
Financials 13.3%
American General Finance Corp.:
2.75%, 6/15/2008	2,827,000	2,735,552
Series I, 3.875%, 10/1/2009	1,615,000	1,602,556
Bellsouth Capital Funding Co., 5.375%, 12/22/2008	1,845,000	1,939,457
Berkshire Hathaway Finance Corp., 144A, 3.4%, 7/2/2007	1,890,000	1,904,107
Capital One Bank, 4.875%, 5/15/2008	180,000	186,917
Florida Windstorm, 144A, 6.85%, 8/25/2007	2,000,000	2,181,548
Ford Motor Credit Co., 6.875%, 2/1/2006	4,871,000	5,064,262
General Electric Capital Corp., 2.8%, 1/15/2007	1,415,000	1,408,739
General Motors Acceptance Corp., 6.75%, 1/15/2006	5,005,000	5,179,835
HSBC Bank USA, 3.875%, 9/15/2009	1,265,000	1,268,062
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	1,380,643	1,379,621
PNC Funding Corp., 6.875%, 7/15/2007	165,000	180,232
		25,030,888
Health Care 1.0%
UnitedHealth Group, Inc., 3.375%, 8/15/2007	1,940,000	1,932,995
Industrials 1.1%
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	1,938,654	2,094,995
Telecommunication Services 1.2%
SBC Communications, Inc., 4.125%, 9/15/2009	1,600,000	1,607,998
Tele-Communications, Inc., 7.25%, 8/1/2005	709,000	730,699
		2,338,697
Utilities 4.2%
American Electric Power Co., Inc., 6.125%, 5/15/2006	700,000	732,706
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	180,000	197,318
Cinergy Global Resources, Inc., 144A, 6.2%, 11/3/2008	650,000	706,381
Commonwealth Edison Co., 8.375%, 10/15/2006	1,030,000	1,134,261
DTE Energy Co., Series A, 6.65%, 4/15/2009	771,000	852,190
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007	635,000	671,736
Northeast Utilities, Series B, 3.3%, 6/1/2008	885,000	866,251
PacifiCorp, 6.75%, 4/1/2005	170,000	172,709
PSI Energy, Inc., 7.85%, 10/15/2007	1,085,000	1,215,487
Public Service New Mexico, 4.4%, 9/15/2008	650,000	657,435
Xcel Energy, Inc., 3.4%, 7/1/2008	725,000	716,858
		7,923,332
Total Corporate Bonds (Cost $43,716,899)		43,695,677

Foreign Bonds — US$ Denominated 3.1%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009	418,935	437,720
Deutsche Telekom International Finance BV, 8.5%, 6/15/2010	1,770,000	2,132,423
PF Export Receivable Master Trust, 144A, 6.6%, 12/1/2011	635,000	687,159
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049	995,000	1,047,476
Tyco International Group SA, 6.75%, 2/15/2011	550,000	622,055
United Mexican States, 8.625%, 3/12/2008	772,000	884,712
Total Foreign Bonds — US$ Denominated (Cost $5,824,087)		5,811,545

Asset Backed 20.1%
Automobile Receivables 6.6%
AmeriCredit Automobile Receivables Trust:
"A3", Series 2002-1, 4.23%, 10/6/2006	580,246	582,282
"A4", Series 2001-B, 5.37%, 6/12/2008	589,053	597,662
Credit Acceptance Auto Dealer Loan Trust, "A", Series 2004-1, 144A, 2.53%, 8/17/2009	1,915,000	1,912,232
Daimler Chrysler Auto Trust, "A4", Series 2002-A, 4.49%, 10/6/2008	2,175,000	2,202,266
Drive Auto Receivables Trust, "A3", Series 2004-1, 144A, 3.5%, 8/15/2008	1,045,000	1,054,470
Honda Auto Receivables Owner Trust, "A3", Series 2003-3, 2.14%, 4/23/2007	1,650,000	1,644,114
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	1,160,000	1,160,993
"A4", Series 2002-3, 3.57%, 8/17/2009	1,770,000	1,777,178
"B", Series 2002-2, 4.67%, 3/15/2010	322,936	319,441
"A4", Series 2001-4, 4.92%, 8/15/2007	322,262	325,333
"B", Series 2002-1, 5.37%, 1/15/2010	292,176	295,802
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006	492,859	502,792
		12,374,565
Credit Card Receivables 3.1%
Chase Credit Card Master Trust, "B", Series 2003-6, 2.22%*, 2/15/2011	1,755,000	1,765,919
Citibank Credit Card Issuance Trust, "B1", Series 2004-B1, 2.13%*, 5/20/2011	2,320,000	2,316,804
MBNA Credit Card Master Note Trust, "A4", Series 2003-A4, 2.09%*, 9/17/2012	1,750,000	1,758,111
		5,840,834
Home Equity Loans 9.4%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	104,803	110,593
Argent NIM Trust, "A", Series 2004-WN2, 144A, 4.55%, 4/25/2034	682,235	680,824
Asset Backed Securities Corp. Home Equity, "A", Series 2003-HE2, 144A, 7.0%, 4/17/2033	103,049	103,564
Centex Home Equity:
"A6", Series 2000-C, 7.54%, 10/25/2030	542,334	561,236
"A6", Series 2000-B, 7.97%, 7/25/2031	923,402	955,496
Chase Funding, "NOTE" Series 2004-1A, 144A, 3.75%, 3/27/2035	555,490	551,375
Chase Funding Mortgage Loan, "2A2", Series 2004-1, 2.163%*, 12/25/2033	3,125,000	3,124,857
Conseco Finance, "A2", Series 2002-B, 5.31%, 5/15/2033	5,621	5,627
Countrywide Asset-Backed Certificates, "NOTE" Series 2003-BC3N, 144A, 8.0%, 9/25/2033	369,722	371,455
Countrywide Home Equity Loan Trust:
"NOTE", Series 2004-C, 2.09%*, 1/15/2034	1,701,777	1,698,373
"2A", Series 2004-E, 2.13%*, 6/15/2029	805,867	804,827
Green Tree Home Improvement Loan Trust, "HIBN1", Series 1998-E, 7.79%, 2/15/2015	300,000	301,922
Park Place Securities NIM Trust, "A", Series 2004-MHQ1, 144A, 2.487%, 12/25/2034	1,070,000	1,070,000
Renaissance NIM Trust:
"A", Series 2004-A, 144A, 4.45%, 6/25/2034	789,707	789,214
Series 2004-C, 144A, 4.458%, 12/25/2034	1,391,683	1,391,683
Residential Asset Mortgage Products, Inc.:
"A2", 2003-RZ5, 3.18%, 3/25/2027	1,910,000	1,904,543
"A3", Series 2003-RZ5, 3.8%, 7/25/2030	1,260,000	1,262,056
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%, 8/26/2033	646,068	646,068
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	1,228,545	1,227,123
		17,560,836
Manufactured Housing Receivables 0.2%
Greenpoint Manufactured Housing, "A3", Series 1999-5, 7.33%, 8/15/2020	384,246	389,309
Oakwood Mortgage Investors, Inc., "A2", Series 1999-A, 5.89%, 4/15/2029	9,685	9,445
		398,754
Miscellaneous 0.8%
CNH Equipment Trust, "A4", Series 2001-B, 4.45%, 4/16/2007	1,545,612	1,551,850
Heller Equipment Asset Receivables Trust, "A4", Series 1999-2, 6.79%, 3/14/2007	8,132	8,141
		1,559,991
Total Asset Backed (Cost $37,969,166)		37,734,980

US Government Sponsored Agencies 1.1%
Federal Home Loan Mortgage Corp., 2.875%, 12/15/2006 (Cost $2,002,987)	1,995,000	1,996,778

US Government Agency Sponsored Pass-Throughs 2.7%
Federal Home Loan Mortgage Corp.:
4.0%, 11/15/2022	380,000	383,737
5.5% with various maturities from 1/1/2008 until 3/1/2010	649,847	668,210
6.0% with various maturities from 10/1/2008 until 11/1/2009	180,037	184,874
7.0%, 3/1/2013	378,976	402,358
7.2%, 10/1/2006	1,591,213	1,697,625
Federal National Mortgage Association:
5.889%, 3/1/2009	334,181	358,436
5.934%, 1/1/2009	69,311	74,417
6.0% with various maturities from 6/1/2009 until 2/1/2010	770,021	801,145
6.88%, 9/1/2005	111,283	112,925
7.5%, 2/1/2033	127,320	133,841
8.0%, 4/1/2007	102,186	105,935
8.5%, 10/1/2010	98,906	102,625
Total US Government Agency Sponsored Pass-Throughs (Cost $5,085,152)		5,026,128

Commercial and Non-Agency Mortgage-Backed Securities 12.2%
Bank of America Mortgage Securities, "2A6", Series 2004-G, 4.657%*, 8/25/2034	1,900,000	1,944,857
Cendant Mortgage Corp., "A6", Series 2003-1, 5.5%, 2/25/2033	698,008	706,698
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,487,455	1,542,444
Countrywide Alternative Loan Trust:
"3A1", Series 2004-J2, 3.5%, 4/25/2034	2,958,648	2,962,217
"1A1", Series 2004-J1, 6.0%, 2/25/2034	415,593	423,505
Countrywide Home Loans, "1A7", Series 2003-1, 4.5%, 3/25/2033	148,732	149,606
CS First Boston Mortgage Securities Corp., "A1", Series 1999-C1, 6.91%, 9/15/2041	1,656,438	1,766,436
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	812,936	874,409
First Horizon Asset Securities, Inc., "2A1", Series 2002-6, 5.75%, 10/25/2017	190,084	190,172
GS Mortgage Securities Corp. II, "A1", Series 1998-C1, 6.06%, 10/18/2030	863,113	882,399
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	198,981	214,065
Master ABS NIM Trust, "NOTE" Series 2003-WMC1, 144A, 8.34%, 5/26/2033	170,201	170,281
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	1,483,376	1,546,454
Prudential Home Mortgage Securities:
"A18", Series 1992-27, 7.5%, 9/25/2007	14,027	14,130
"A5", Series 1992-21, 7.5%, 8/25/2007	37,462	37,414
Prudential Securities Secured Financing Corp., "A1", Series 1999-C2, 6.955%, 6/16/2031	2,064,550	2,172,302
Residential Accredit Loans, Inc., "NB", Series 1998-QS13, 6.5%, 9/25/2013	788,004	793,241
Residential Asset Securitization Trust, "A1", Series 2003-A11, 4.25%, 11/25/2033	1,270,643	1,273,612
Residential Funding Mortgage Securities I, "A5", Series 2002-S6, 6.0%, 4/25/2017	161,088	161,312
Structured Asset Securities Corp.:
"2A1", Series 2002-6, 6.25%, 4/25/2017	368,749	373,463
"2A1", Series 2002-3, 6.5%, 3/25/2032	88,741	89,459
Vendee Mortgage Trust, "2D", Series 1997-3, 7.5%, 1/15/2025	94,683	94,728
Washington Mutual:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	1,606,538	1,618,858
"4A1", Series 2002-S7, 4.5%, 11/25/2032	198,185	198,979
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2003-6, 5.0%, 6/25/2018	1,205,049	1,214,385
"1A22", Series 2003-3, 5.0%, 4/25/2033	1,509,027	1,515,343
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $22,966,351)		22,930,769

Collateralized Mortgage Obligations 22.5%
Fannie Mae, "C", Series 1997-MS, 6.74%, 8/25/2007	865,000	933,480
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	595,000	591,627
"5A", Series 2004-W2, 7.5%, 3/25/2044	1,750,019	1,897,677
Federal Home Loan Mortgage Corp.:
"AU", Series 2759, 3.5%, 5/15/2019	1,240,000	1,247,766
"CH", Series 2614, 3.5%, 12/15/2010	2,596,690	2,611,909
"MH", Series 2660, 3.5%, 5/15/2018	878,287	882,567
"OK", Series 2707, 3.5%, 5/15/2010	1,100,000	1,107,119
"PV", Series 2726, 3.5%, 4/15/2026	1,940,000	1,952,108
"MB", Series 2691, 4.0%, 4/15/2022	921,000	932,157
"C", Series 2557, 4.25%, 12/15/2010	67,949	67,907
"PB", Series 2727, 4.25%, 4/15/2023	1,660,000	1,687,153
"DH", Series 2688, 4.5%, 3/15/2007	535,093	535,591
"JA", Series 2828, 4.5%, 1/15/2010	1,712,000	1,745,627
"LA", Series 2643, 4.5%, 1/15/2011	3,209,497	3,262,426
"WH", Series 2557, 4.5%, 8/15/2009	584,490	591,280
"HG", Series 2543, 4.75%, 9/15/2028	389,557	394,324
"K", Series 1364, 5.0%, 9/15/2007	851,182	859,590
"PJ", Series 2496, 5.0%, 7/15/2012	20,751	20,743
"A", Series 2393, 5.5%, 4/15/2030	199,546	200,918
"AC", Series 2513, 5.5%, 3/15/2030	173,364	173,957
"UH", Series 2497, 5.5%, 5/15/2015	455,306	458,980
"N", Series 2141, 5.55%, 11/15/2027	1,721,060	1,749,799
"A", Series 2470, 6.0%, 11/15/2029	115,610	115,935
"PE", Series 2123, 6.0%, 12/15/2027	448,807	458,462
"QE", Series 2113, 6.0%, 11/15/2027	760,000	776,409
"VA", Series 2110, 6.2%, 5/15/2007	577,035	577,488
"I", Series 128, 6.5%, 2/15/2021	9,680	9,693
"PG", Series 2424, 6.5%, 9/15/2030	814,292	815,307
"VB", Series 2369, 6.5%, 11/15/2016	1,388,388	1,393,575
"LA", Series 1343, 8.0%, 8/15/2022	558,994	580,222
Federal National Mortgage Association:
"A2", Series 2003-63, 2.34%, 7/25/2044	202,312	202,061
"PN", Series 2003-58, 3.5%, 10/25/2021	1,439,000	1,445,179
"QU", Series 2004-2, 3.5%, 11/25/2013	1,779,000	1,776,256
"PH", Series 1993-199, 4.0%, 10/25/2023	149,153	150,505
"AY", Series 2004-45, 4.5%, 12/25/2018	1,300,826	1,316,015
"JT", Series 2003-6, 4.5%, 6/25/2016	483	482
"UK", Series 2003-9, 4.5%, 11/25/2016	475,374	476,821
"2A3", Series 2003-W15, 4.71%, 8/25/2043	2,340,000	2,353,208
"KY", Series 2002-55, 4.75%, 4/25/2028	97,406	97,371
"1A3", Series 2003-W19, 4.783%, 11/25/2033	1,050,000	1,064,312
"LA", Series 2002-50, 5.0%, 12/25/2029	798,542	805,866
"PC", Series 1997-81, 5.0%, 4/18/2027	91,548	92,101
"A", Series 2001-M1, 5.844%, 8/25/2010	599,819	635,091
"A", Series 2002-35, 6.0%, 12/25/2030	252,623	254,723
"G", Series 2001-46, 6.0%, 7/25/2029	6,882	6,872
"PD", Series 2002-12, 6.0%, 10/25/2014	341,294	342,334
"A2", Series 1998-M6, 6.32%, 8/15/2008	1,192,661	1,284,120
"TP", Series 2002-65, 7.0%, 3/25/2031	108,283	110,348
Government National Mortgage Association, "VH", Series 2002-49, 6.5%, 11/20/2014	1,223,977	1,234,304
Total Collateralized Mortgage Obligations (Cost $42,817,962)		42,279,765

Municipal Investments 6.2%
Bexar County, TX, Housing Finance Corp., Multi Family Housing Revenue, Doral Club & Sutton House Apartment, Series B, 6.0%, 10/1/2005 (b)	245,000	250,093
California, Statewide Community Development Authority Revenue, Taxable-Butte County Workers Notes, 3.59%, 5/1/2008 (b)	1,508,000	1,508,286
Clayton County, GA, Housing Authority, Multi Family Housing Revenue, Southlake College, Series B, 4.75%, 12/20/2004	70,000	70,197
Elmwood Park, IL, Sales & Special Tax Revenue, 6.8%, 1/1/2005 (b)	95,000	95,367
Harris County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series A, 7.75%, 9/1/2014	95,000	95,388
Hazelwood, MO, Industrial Development Authority, Multi-Family Housing Revenue, Lakes Apartments, Series B, 7.3%, 3/20/2006	190,000	196,188
Hudson County, NJ, General Obligation, 2.5%, 3/15/2006 (b)	710,000	710,412
Los Angeles County, CA, Pension Obligation Series D, 6.92%, 6/30/2007 (b)	500,000	548,260
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B:
2.35%, 7/1/2006 (b)	840,000	833,372
2.85%, 7/1/2007 (b)	865,000	856,826
New York State, Dormitory Authority Lease Revenue, Series C, 2.24%, 7/1/2018 (b)	2,143,000	2,139,828
Oklahoma City, OK, Apartment Trust, FAA Registry Building, 8.7%, 10/1/2005	540,000	570,343
Prince Georges County, MD, Housing Authority Mortgage Revenue, FoxGlenn, Series C, 6.25%, 11/20/2004	5,000	5,009
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	45,000	45,209
Toms River, NJ, School District, Refunding Taxable Regional Schools:
3.286%, 7/15/2007 (b)	620,000	620,149
3.584%, 7/15/2008 (b)	630,000	631,386
Unicoi County, TN, Health Education & Housing Facilities Board, First Mortgage Revenue, Erwin Health, Series B, 6.7%, 9/20/2005	35,000	35,803
Washington, Economic Development Finance Authority, Economic Development Revenue, CSC Tacoma LLC Project, Series A, 2.0%, 10/1/2006 (b)	2,405,000	2,360,604
Willoughby, OH, Multi Family Housing Mortgage Revenue, Oak Hill, Series B, 5.5%, 9/20/2007	110,000	113,739
Total Municipal Investments (Cost $11,731,615)		11,686,459

Government National Mortgage Association 1.1%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $2,168,344)	2,060,796	2,174,472

US Government Backed 6.0%
US Treasury Note:
1.5%, 3/31/2006	2,230,000	2,203,780
3.125%, 10/15/2008 (d)	8,764,000	8,783,176
4.625%, 5/15/2006	340,000	351,435
Total US Government Backed (Cost $11,317,737)		11,338,391
	Shares	Value ($)

Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 1.80%, (e) (f) (Cost $10,325,000)	10,325,000	10,325,000

Cash Equivalent 1.6%
Scudder Cash Management QP Trust, 1.80% (c) (Cost $3,080,057)	3,080,057	3,080,057
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $199,005,357) (a)	105.3	198,080,021
Other Assets and Liabilities, Net	(5.3)	(9,950,913)
Net Assets	100.0	188,129,108

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

(a) The cost for federal income tax purposes was $199,023,291. At October 31, 2004, net unrealized depreciation for all securities based on tax cost was $943,270. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $410,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,353,328.

(b) Bond is insured by one of these companies:

		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	0.8
FGIC	Financial Guaranty Insurance Company	1.1
FSA	Federal Security Assurance	0.6
MBIA	Municipal Bond Investors Assurance	2.8

(c) Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at October 31, 2004 amounted to $8,783,176, which is 4.7% of net assets.

(e) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Scudder High Income Plus Fund	Principal Amount ($)(b)	Value ($)

Corporate Bonds 70.5%
Consumer Discretionary 18.0%
Adesa, Inc., 7.625%, 6/15/2012	166,000	173,470
Advertising Directory Solution, 144A, 9.25%, 11/15/2012	175,000	182,656
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014	380,000	364,800
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007	286,000	287,430
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014	323,000	302,409
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011	304,000	295,640
Cablevision Systems New York Group:
144A, 6.669%**, 4/1/2009	105,000	110,775
144A, 8.0%, 4/15/2012	109,000	117,175
Caesars Entertainment, Inc., 9.375%, 2/15/2007	103,000	115,103
Carrols Corp., 9.5%, 12/1/2008	213,000	219,656
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011	775,000	497,575
9.625%, 11/15/2009	585,000	473,850
10.25%, 9/15/2010	907,000	943,280
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	388,000	416,130
CSC Holdings, Inc., 7.875%, 12/15/2007	355,000	382,512
Denny's Corp/Holdings, Inc., 144A, 10.0%, 10/1/2012	141,000	146,288
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,089,000	1,353,082
DIMON, Inc.:
7.75%, 6/1/2013	82,000	81,590
Series B, 9.625%, 10/15/2011	873,000	931,927
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012	103,000	106,219
Series B, 9.0%, 5/1/2009	30,000	28,005
Series D, 9.0%, 5/1/2009	227,000	217,352
EchoStar DBS Corp.:
6.375%, 10/1/2011	119,000	123,314
144A, 6.625%, 10/1/2014	160,000	163,600
EPL Intermediate, Inc., 144A, Step-up Coupon, 0% to 3/15/2009, 12.50% to 03/15/2010	155,000	99,975
Foot Locker, Inc., 8.5%, 1/15/2022	109,000	116,630
Friendly Ice Cream Corp., 8.375%, 6/15/2012	341,000	325,655
General Motors Corp., 8.25%, 7/15/2023	216,000	225,007
Icon Health & Fitness, Inc., 11.25%, 4/1/2012	60,000	50,100
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008	319,000	246,428
J Crew Intermediate LLC, Step-up Coupon, 0% to 11/15/2005, 16.0% to 5/15/2008	299,000	278,818
Jacobs Entertainment Co., 11.875%, 2/1/2009	546,000	622,440
Kellwood Co., 7.625%, 10/15/2017	63,000	69,517
Levi Strauss & Co.:
7.0%, 11/1/2006	250,000	244,687
12.25%, 12/15/2012	189,000	195,143
LIN Television Corp., 6.5%, 5/15/2013	16,000	16,480
Mediacom LLC, 9.5%, 1/15/2013	570,000	558,600
MGM MIRAGE, 8.375%, 2/1/2011 (e)	514,000	579,535
NCL Corp., 144A, 10.625%, 7/15/2014	279,000	290,160
Norcraft Holdings/Capital, 144A, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	312,000	229,320
Paxson Communications Corp., 10.75%, 7/15/2008	233,000	234,748
PEI Holding, Inc., 11.0%, 3/15/2010	307,000	356,504
Petro Stopping Centers, 9.0%, 2/15/2012	483,000	516,810
Premier Entertainment Biloxi LLC\Finance, 10.75%, 2/1/2012	259,000	275,835
PRIMEDIA, Inc.:
144A, 7.086%**, 5/15/2010	437,000	453,387
8.875%, 5/15/2011	207,000	215,798
Remington Arms Co., Inc., 10.5%, 2/1/2011	218,000	192,930
Renaissance Media Group LLC, 10.0%, 4/15/2008	304,000	314,640
Rent-Way, Inc., 11.875%, 6/15/2010	204,000	227,460
Restaurant Co., 11.25%, 5/15/2008	373,503	375,370
Sbarro, Inc., 11.0%, 9/15/2009 (e)	296,000	280,830
Schuler Homes, Inc., 10.5%, 7/15/2011	326,000	374,900
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	680,000	714,000
8.75%, 12/15/2011	430,000	468,700
Sonic Automotive, Inc., 8.625%, 8/15/2013	453,000	479,047
Toys "R" Us, Inc.:
7.375%, 10/15/2018	559,000	519,870
7.875%, 4/15/2013	274,000	274,685
True Temper Sports, Inc., 8.375%, 9/15/2011	178,000	161,980
Trump Holdings & Funding, 12.625%, 3/15/2010	245,000	260,925
TRW Automotive, Inc., 11.0%, 2/15/2013	267,000	317,730
United Auto Group, Inc., 9.625%, 3/15/2012	326,000	362,675
Venetian Casino Resort LLC, 11.0%, 6/15/2010	223,000	256,171
VICORP Restaurants, Inc., 10.5%, 4/15/2011	147,000	147,000
Visteon Corp.:
7.0%, 3/10/2014	166,000	156,040
8.25%, 8/1/2010	317,000	329,680
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	237,000	252,405
Williams Scotsman, Inc., 9.875%, 6/1/2007	399,000	383,040
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011	262,000	248,900
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14% to 12/31/2009	335,912	338,011
Young Broadcasting, Inc., 8.75%, 1/15/2014	459,000	445,230
		22,117,634
Consumer Staples 2.7%
Agrilink Foods, Inc., 11.875%, 11/1/2008	154,000	160,545
B&G Foods, Inc.:
8.0%, 10/1/2011	61,000	64,355
12.0%, 10/30/2016	6,000	44,760
Duane Reade, Inc., 144A, 9.75%, 8/1/2011	336,000	322,560
Gold Kist, Inc., 10.25%, 3/15/2014	123,000	137,760
North Atlantic Holding, Inc., Step-up Coupon, 0% to 3/1/2008, 12.25% to 3/1/2014	267,000	138,840
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012	135,000	137,025
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013	231,000	218,295
144A, 8.26%, 12/1/2013	103,000	97,335
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012	109,000	110,090
Revlon Consumer Products Corp., 9.0%, 11/1/2006	285,000	280,725
Rite Aid Corp.:
6.875%, 8/15/2013	330,000	295,350
11.25%, 7/1/2008	403,000	439,270
Standard Commercial Corp., 8.0%, 4/15/2012	158,000	162,740
Swift & Co., 12.5%, 1/1/2010	273,000	303,712
United Agri Products, Inc., 144A, 8.25%, 12/15/2011	72,000	77,760
Wornick Co., 144A, 10.875%, 7/15/2011	279,000	301,320
		3,292,442
Energy 4.9%
Avista Corp., 9.75%, 6/1/2008	449,000	529,974
Chesapeake Energy Corp.:
6.875%, 1/15/2016	307,000	328,490
9.0%, 8/15/2012	105,000	121,012
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011	340,000	345,950
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	71,000	68,692
7.125%, 5/15/2018	267,000	236,295
7.625%, 10/15/2026	57,000	49,733
144A, 9.875%, 7/15/2010	275,000	312,469
Edison Mission Energy, 7.73%, 6/15/2009	634,000	675,210
El Paso Production Holding Corp., 7.75%, 6/1/2013	403,000	420,128
Mission Energy Holding Co., 13.5%, 7/15/2008	57,000	72,248
Mission Resources Corp., 9.875%, 4/1/2011	266,000	283,290
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	380,000	385,700
ON Semiconductor Corp., 13.0%, 5/15/2008	542,000	612,460
Pride International, Inc., 144A, 7.375%, 7/15/2014	50,000	56,250
Southern Natural Gas, 8.875%, 3/15/2010	208,000	234,260
Stone Energy Corp., 8.25%, 12/15/2011	416,000	451,360
Williams Cos., Inc.:
8.125%, 3/15/2012	409,000	480,575
8.75%, 3/15/2032	248,000	281,480
		5,945,576
Financials 6.4%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	538,000	566,245
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009	166,000	176,790
8.5%, 1/31/2012	37,000	39,220
AmeriCredit Corp., 9.25%, 5/1/2009	677,000	719,312
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028	165,000	100,747
BF Saul REIT, 7.5%, 3/1/2014	471,000	481,598
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012	212,000	219,420
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012	110,278	110,278
144A, 16.0%, 5/15/2012	110,813	122,448
Dow Jones CDX, 144A, Series 3-3, 8.0%, 12/29/2009	336,000	343,980
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011	437,000	461,035
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	382,000	445,454
FINOVA Group, Inc., 7.5%, 11/15/2009	1,992,200	906,451
Poster Financial Group, Inc., 8.75%, 12/1/2011	220,000	230,450
PXRE Capital Trust I, 8.85%, 2/1/2027	260,000	260,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018	418,000	327,085
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	100,000	122,250
Rockwood Specialties Bank, 9.48%, 1/31/2013	939,899	939,899
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	69,000	72,450
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	424,000	354,040
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	229,000	175,185
UGS Corp., 144A, 10.0%, 6/1/2012	130,000	145,600
Universal City Development, 11.75%, 4/1/2010	467,000	544,055
		7,863,992
Health Care 2.3%
AmeriPath, Inc., 10.5%, 4/1/2013	258,000	252,840
AmerisourceBergen Corp., 7.25%, 11/15/2012	55,000	59,675
Curative Health Services, Inc., 10.75%, 5/1/2011	243,000	216,270
Encore Medical Corp., 144A, 9.75%, 10/1/2012	170,000	166,600
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (e)	286,000	287,430
HEALTHSOUTH Corp., 10.75%, 10/1/2008	158,000	164,715
InSight Health Services Corp., Series B, 9.875%, 11/1/2011	176,000	176,000
Interactive Health LLC, 144A, 7.25%, 4/1/2011	204,000	177,480
National Mentor, Inc., 144A, 9.625%, 12/1/2012	130,000	130,000
Tenet Healthcare Corp., 6.375%, 12/1/2011	1,335,000	1,218,188
		2,849,198
Industrials 11.1%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	223,000	240,840
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011	269,000	282,450
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011	871,000	803,497
American Commercial Lines LLC, 6.25%, 6/30/2006	378,000	376,346
AMI Semiconductor, Inc., 10.75%, 2/1/2013	48,000	56,280
Avondale Mills, Inc.:
144A, 9.02%, 7/1/2012	291,000	261,900
10.25%, 7/1/2013	115,000	67,850
Browning-Ferris Industries:
7.4%, 9/15/2035	86,000	73,315
9.25%, 5/1/2021	178,000	186,455
Cenveo Corp., 7.875%, 12/1/2013	223,000	215,195
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012	206,000	220,420
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	582,000	622,012
Collins & Aikman Products, 10.75%, 12/31/2011	445,000	443,887
Congoleum Corp., 8.625%, 8/1/2008*	187,000	168,300
Continental Airlines, Inc., 8.0%, 12/15/2005 (e)	288,000	264,960
Cornell Cos., Inc., 144A, 10.75%, 7/1/2012	338,000	352,365
Corrections Corp. of America, 9.875%, 5/1/2009	357,000	401,625
Dana Corp.:
7.0%, 3/1/2029	453,000	443,940
9.0%, 8/15/2011	296,000	352,240
Delta Air Lines, Inc.:
7.9%, 12/15/2009	256,000	119,040
8.3%, 12/15/2029	128,000	46,080
Erico International Corp., 8.875%, 3/1/2012	187,000	195,415
Evergreen International Aviation, Inc., 12.0%, 5/15/2010	147,000	91,140
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019	232,000	236,422
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	311,000	342,878
IMCO Recycling Escrow, Inc., 144A, 9.0%, 11/15/2014	15,000	15,000
Interface, Inc., 9.5%, 2/1/2014	106,000	114,745
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	446,000	497,290
Joy Global, Inc., Series B, 8.75%, 3/15/2012	40,000	45,200
Kansas City Southern:
7.5%, 6/15/2009	363,000	377,520
9.5%, 10/1/2008	510,000	567,375
Laidlaw International, Inc., 10.75%, 6/15/2011	288,000	331,200
Meritage Homes Corp., 7.0%, 5/1/2014	231,000	237,064
Millennium America, Inc.:
7.625%, 11/15/2026	571,000	548,160
9.25%, 6/15/2008	115,000	128,225
144A, 9.25%, 6/15/2008	378,000	421,470
Motors and Gears, Inc., 10.75%, 11/15/2006	542,000	514,900
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	225,000	245,250
Samsonite Corp., 8.875%, 6/1/2011	103,000	109,695
Sea Containers Ltd., 10.5%, 5/15/2012	191,000	196,969
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011	250,000	249,063
Ship Finance International Ltd., 8.5%, 12/15/2013	525,000	532,875
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	269,000	273,707
10.375%, 7/1/2012	301,000	338,625
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009	194,000	224,070
Thermadyne Holdings Corp., 9.25%, 2/1/2014	225,000	213,750
United Rentals North America, Inc.:
6.5%, 2/15/2012	320,000	316,800
7.0%, 2/15/2014	88,000	81,180
7.75%, 11/15/2013	136,000	131,580
Westlake Chemical Corp., 8.75%, 7/15/2011	47,000	52,993
		13,629,558
Information Technology 1.0%
Activant Solutions, Inc., 10.5%, 6/15/2011	315,000	328,387
Itron, Inc., 144A, 7.75%, 5/15/2012	141,000	142,763
Lucent Technologies, Inc.:
6.45%, 3/15/2029	712,000	611,430
7.25%, 7/15/2006	174,000	184,440
		1,267,020
Materials 10.9%
Aqua Chemical, Inc., 11.25%, 7/1/2008	336,000	258,720
ARCO Chemical Co., 9.8%, 2/1/2020	1,350,000	1,498,500
Associated Materials, Inc., 144A, Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	725,000	540,125
Boise Cascade LLC:
144A, 5.005%**, 10/15/2012	112,000	114,520
144A, 7.125%, 10/15/2014	53,000	55,322
Caraustar Industries, Inc., 9.875%, 4/1/2011	242,000	262,570
Constar International, Inc., 11.0%, 12/1/2012	210,000	200,550
Dayton Superior Corp.:
10.75%, 9/15/2008	260,000	276,900
13.0%, 6/15/2009	428,000	423,720
GEO Specialty Chemicals, Inc.:
144A, 9.25%, 12/31/2007	210,000	205,800
10.125%, 8/1/2008*	332,000	172,640
Georgia-Pacific Corp.:
8.0%, 1/15/2024	763,000	883,172
9.375%, 2/1/2013	480,000	565,200
Graham Packaging Co., Inc., 144A, 8.5%, 10/15/2012	288,000	302,400
Hercules, Inc.:
6.75%, 10/15/2029	233,000	237,660
11.125%, 11/15/2007	411,000	497,310
Hexcel Corp., 9.75%, 1/15/2009	271,000	285,227
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010	382,000	441,210
Huntsman LLC, 11.625%, 10/15/2010	428,000	504,505
IMC Global, Inc., 10.875%, 8/1/2013	31,000	39,138
Intermet Corp., 9.75%, 6/15/2009*	182,000	71,890
International Steel Group, Inc., 6.5%, 4/15/2014	623,000	666,610
Itermet Corp., 144A, 1.0%, 3/31/2009	1,000,000	935,000
MMI Products, Inc., Series B, 11.25%, 4/15/2007	206,000	208,060
Neenah Corp.:
144A, 11.0%, 9/30/2010	435,000	478,500
144A, 13.0%, 9/30/2013	299,822	308,817
Omnova Solutions, Inc., 11.25%, 6/1/2010	253,000	280,830
Owens-Brockway Glass Container, 8.25%, 5/15/2013	220,000	242,000
Oxford Automotive Inc, 144A, 12.0%*, 10/15/2010	533,000	197,210
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 6/15/2009	76,000	67,640
11.125%, 9/1/2009	307,000	330,025
13.0%, 6/1/2010	29,000	27,042
Portola Packaging, Inc., 8.25%, 2/1/2012	176,000	138,160
Radnor Holdings Corp., 11.0%, 3/15/2010	292,000	224,840
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011	153,000	156,825
Tekni-Plex, Inc., 144A, 8.75%, 11/15/2013	57,000	54,364
TriMas Corp., 9.875%, 6/15/2012	703,000	720,575
United States Steel LLC, 9.75%, 5/15/2010	344,000	393,880
		13,267,457
Telecommunication Services 9.1%
AirGate PCS, Inc., 144A, 5.85%**, 10/15/2011	141,000	144,525
American Cellular Corp., Series B, 10.0%, 8/1/2011	1,143,000	960,120
American Tower Corp., 144A, 7.125%, 10/15/2012	141,000	143,468
AT&T Corp., 8.0%, 11/15/2031	204,000	236,130
Cincinnati Bell, Inc.:
7.2%, 11/29/2023	127,000	123,666
8.375%, 1/15/2014 (e)	1,092,000	1,042,860
Crown Castle International Corp., 9.375%, 8/1/2011	195,000	221,325
Dobson Cellular Systems, Inc.:
144A, 6.96%**, 11/1/2011	180,000	184,950
144A, 8.375%, 11/1/2011	130,000	134,062
Dobson Communications Corp., 8.875%, 10/1/2013	425,000	285,812
GCI, Inc., 7.25%, 2/15/2014	223,000	220,770
Insight Midwest LP, 9.75%, 10/1/2009	171,000	179,764
LCI International, Inc., 7.25%, 6/15/2007	428,000	392,690
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011	128,000	110,080
MCI, Inc.:
6.688%, 5/1/2009	464,000	457,620
7.735%, 5/1/2014	901,000	868,339
Nextel Communications, Inc., 5.95%, 3/15/2014	185,000	189,163
Nextel Partners, Inc., 8.125%, 7/1/2011	248,000	271,560
Northern Telecom Capital, 7.875%, 6/15/2026	487,000	477,260
PanAmSat Corp., 144A, 9.0%, 8/15/2014	563,000	596,780
Qwest Corp., 7.25%, 9/15/2025	1,157,000	1,058,655
Qwest Services Corp.:
6.95%, 6/30/2010	283,000	283,035
144A, 13.5%, 12/15/2010	567,000	673,313
144A, 14.0%, 12/15/2014	475,000	589,000
Rural Cellular Corp., 9.875%, 2/1/2010	218,000	219,635
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	168,000	141,540
Triton PCS, Inc., 8.5%, 6/1/2013	255,000	233,962
Ubiquitel Operating Co., 9.875%, 3/1/2011	336,000	363,720
US Unwired, Inc., Series B, 10.0%, 6/15/2012	250,000	270,625
Western Wireless Corp., 9.25%, 7/15/2013	69,000	73,485
		11,147,914
Utilities 4.1%
AES Corp., 144A, 8.75%, 5/15/2013	145,000	167,474
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012	214,000	241,285
144A, 10.25%, 11/15/2007	4,000	4,600
Aquila, Inc., 11.875%, 7/1/2012	111,000	152,070
Calpine Corp.:
8.25%, 8/15/2005	239,000	233,622
144A, 8.5%, 7/15/2010	315,000	231,525
CMS Energy Corp., 8.5%, 4/15/2011	330,000	374,550
DPL, Inc., 6.875%, 9/1/2011	834,000	909,060
Illinova Corp., 11.5%, 12/15/2010	416,000	493,345
Midwest Generation LLC, 8.75%, 5/1/2034	149,000	168,743
NorthWestern Corp., 144A, 5.875%, 11/1/2014	165,000	170,156
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	1,033,000	1,137,591
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011	86,000	98,040
10.0%, 10/1/2009	126,000	151,830
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	464,000	498,800
		5,032,691
Total Corporate Bonds (Cost $84,405,708)		86,413,482

Foreign Bonds — US$ Denominated 19.4%
Alestra SA de RL de CV, 8.0%, 6/30/2010	84,000	68,040
Antenna TV SA, 9.0%, 8/1/2007	218,000	220,180
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%, 10/25/2014	500,000	583,750
Avecia Group PLC, 11.0%, 7/1/2009	769,000	722,860
Axtel SA, 11.0%, 12/15/2013	383,000	398,320
Biovail Corp., 7.875%, 4/1/2010	130,000	134,875
Burns Philp Capital Property, 10.75%, 2/15/2011	86,000	96,320
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (e)	586,000	360,390
Cascades, Inc., 7.25%, 2/15/2013	467,000	504,360
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014	407,000	398,860
Citigroup Global (Severstal), 8.625%, 2/24/2009	57,000	56,407
Conproca SA de CV, 12.0%, 6/16/2010	248,000	314,960
Corp. Durango SA:
13.125%, 8/1/2006*	95,000	58,900
144A, 13.75%, 7/15/2009*	315,000	195,300
Cosan SA Industria E Comercio, 144A, 9.0%, 11/1/2009	108,000	109,080
CP Ships Ltd., 10.375%, 7/15/2012	316,000	364,190
Crown Euro Holdings SA, 10.875%, 3/1/2013	220,000	261,250
Dominican Republic, 144A, 9.04%, 1/23/2013	143,000	116,009
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009	101,000	111,605
Eircom Funding, 8.25%, 8/15/2013	315,000	350,437
Embratel, Series B, 11.0%, 12/15/2008	285,000	317,063
Fage Dairy Industry SA, 9.0%, 2/1/2007	1,556,000	1,563,780
Federative Republic of Brazil, 8.875%, 10/14/2019	323,000	318,963
Flextronics International Ltd., 6.5%, 5/15/2013	212,000	222,600
Gaz Capital SA, 144A, 8.625%, 4/28/2034	248,000	275,900
Gazprom OAO, 144A, 9.625%, 3/1/2013	264,000	303,600
Grupo Iusacell SA de CV, Series B, 10.0%, 12/29/2049*	67,000	44,890
Grupo Posadas SA de CV, 144A, 8.75%, 10/4/2011	126,000	129,150
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012	417,000	421,170
Innova S. de R.L., 9.375%, 9/19/2013	252,000	280,350
INTELSAT, 6.5%, 11/1/2013	337,000	288,989
ISPAT Inland ULC, 9.75%, 4/1/2014	378,000	459,270
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	411,000	468,540
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	530,000	593,600
LeGrand SA, 8.5%, 2/15/2025	287,000	329,333
LG Telecom Ltd., 144A, 8.25%, 7/15/2009	230,000	244,991
Luscar Coal Ltd., 9.75%, 10/15/2011	365,000	416,100
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013	592,000	597,920
Mizuho Financial Group, 8.375%, 12/29/2049	229,000	249,587
Mobifon Holdings BV, 12.5%, 7/31/2010	515,000	610,275
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010	220,000	224,950
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011	441,000	385,875
Nortel Networks Corp., 6.875%, 9/1/2023	231,000	214,830
Nortel Networks Ltd., 6.125%, 2/15/2006	1,121,000	1,146,222
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	1,305,063	1,487,772
Republic of Argentina:
11.375%, 3/15/2010*	271,000	83,332
Series BGL5, 11.375%, 1/30/2017*	120,000	38,100
11.75%, 4/7/2009*	65,000	19,988
11.76%, 12/31/2049*	120,000	37,800
Series 2031, 12.0%, 6/19/2031*	89,040	26,578
12.375%, 2/21/2012*	174,000	53,940
Republic of Turkey:
7.25%, 3/15/2015	179,000	179,000
9.0%, 6/30/2011	115,000	127,794
9.5%, 1/15/2014	80,000	91,800
Republic of Uruguay:
7.5%, 3/15/2015	69,000	60,720
(PIK), 7.875%, 1/15/2033	99	80
Rhodia SA:
7.625%, 6/1/2010	204,000	199,920
8.875%, 6/1/2011	197,000	184,195
10.25%, 6/1/2010	111,000	120,435
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014	230,000	219,650
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	130,000	107,419
Secunda International Ltd., 144A, 9.76%**, 9/1/2012	170,000	167,450
Shaw Communications, Inc.:
Series B, 7.2%, 12/15/2011	86,000	94,600
Series B, 7.25%, 4/6/2011	187,000	205,700
Series B, 8.25%, 4/11/2010	638,000	732,105
Sino-Forest Corp., 144A, 9.125%, 8/17/2011	162,000	168,075
Sistema Capital SA, 144A, 8.875%, 1/28/2011	52,000	53,170
Stena AB, 9.625%, 12/1/2012	111,000	125,014
Supercanal Holding SA, 11.5%, 5/15/2005*	464,000	13,920
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	611,000	464,360
Tembec Industries, Inc., 8.5%, 2/1/2011	1,096,000	1,120,660
TFM SA de CV:
10.25%, 6/15/2007	659,000	691,950
11.75%, 6/15/2009	417,000	424,297
12.5%, 6/15/2012	337,000	382,495
Vicap SA, 11.375%, 5/15/2007	113,000	114,130
Vitro Envases Norteamrca SA, 144A, 10.75%, 7/23/2011	176,000	174,240
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013	283,000	273,095
Total Foreign Bonds — US$ Denominated (Cost $23,079,366)		23,777,825

Foreign Bonds — Non US$ Denominated 3.0%
Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014 EUR	342,000	458,968
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014 EUR	297,000	391,022
Huntsman International LLC, 10.125%, 7/1/2009 EUR	287,000	383,332
Ispat Europe Group SA, 11.875%, 2/1/2011 EUR	715,000	1,041,395
Mexican Fixed Rate Bonds, Series MI-10, 8.0%, 12/19/2013 MXN	4,755,000	361,756
Republic of Argentina:
8.0%, 2/26/2008* EUR	220,000	81,156
Series FEB, 8.0%, 2/26/2008* EUR	145,000	54,412
10.25%, 2/6/2049* EUR	593,098	221,620
10.5%, 11/29/2049* EUR	380,401	140,328
11.25%, 4/10/2006* EUR	177,930	69,032
12.0%, 9/19/2016* EUR	16,873	6,278
TRW Automotive, Inc., 11.75%, 2/15/2013 EUR	145,000	217,648
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014 EUR	152,000	190,451
Total Foreign Bonds — Non US$ Denominated (Cost $3,183,971)		3,617,398

Asset Backed 0.1%
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010 (Cost $171,166)	181,840	179,873

Convertible Bonds 0.4%
DIMON, Inc., 6.25%, 3/31/2007	410,000	384,375
HIH Capital Ltd., Series DOM, 7.5%, 9/25/2006	104,000	97,504
Total Convertible Bonds (Cost $470,660)		481,879
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A*	620	6
McLeod USA, Inc.*	1	0
TravelCenters of America, Inc.*	2,030	10,150
Total Warrants (Cost $12,414)		10,156

Preferred Stocks 0.6%
Paxson Communications Corp., 14.25% (PIK)	56	425,600
TNP Enterprises, Inc., 14.50%, "D" (PIK)	2,200	253,000
Total Preferred Stocks (Cost $729,282)		678,600

Convertible Preferred Stock 0.4%
Hercules Trust II, 6.50% (Cost $516,420)	681	544,800

Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 1.80% (d) (f) (Cost $3,129,010)	3,129,010	3,129,010

Cash Equivalent 3.1%
Scudder Cash Management QP Trust, 1.80% (c) (Cost $3,826,275)	3,826,275	3,826,275
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $119,524,272) (a)	100.1	122,659,298
Other Assets and Liabilities, Net	(0.1)	(131,289)
Net Assets	100.0	122,528,009

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

(a) The cost for federal income tax purposes was $120,188,181. At October 31, 2004, net unrealized appreciation for all securities based on tax cost was $2,471,117. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,193,455 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,722,338.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rates shown are the annualized seven-day yield at period end.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven day yield at period end.

(e) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at October 31, 2004 amounted to $3,070,251, which is 2.5% of total net assets.

(f) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

Currency Abbreviations
EUR	Euro
MXN	Mexican Peso

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2004
Assets	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Investments: Investments in securities, at value[a,b]	$ 1,051,608,813	$ 184,674,964	$ 115,704,013
Investment in Daily Assets Fund Institutional at value[c]	—	10,325,000	3,129,010
Investment in Scudder Cash Management QP Trust, at value[d]	23,030,118	3,080,057	3,826,275
Total investment in securities, at value[e]	1,074,638,931	198,080,021	122,659,298
Cash	—	170,306	32,996
Foreign currency, at value[f]	—	—	17,054
Receivable for investments sold	34,418,891	2,970,464	3,564,441
Interest receivable	9,979,937	1,136,528	2,799,821
Receivable for Fund shares sold	6,186,382	3,631,974	505,283
Unrealized appreciation on forward foreign currency exchange contract	—	—	6,508
Other assets	38,888	35,596	17,141
Total assets	1,125,263,029	206,024,889	129,602,542
Liabilities
Payable for investments purchased	34,759,159	5,627,190	3,387,138
Payable for investments purchased — mortgage dollar rolls	7,362,693	—	—
Deferred mortgage dollar roll income	32,492	—	—
Payable upon return of securities loaned	—	10,325,000	3,129,010
Payable for Fund shares redeemed	1,266,779	1,772,374	377
Dividends payable	591,373	82,855	150,065
Net payable on closed forward foreign currency exchange contracts	—	—	166,600
Unrealized depreciation on forward foreign currency exchange contracts	—	—	111,799
Accrued management fee	280,638	—	54,939
Other accrued expenses and payables	446,618	88,362	74,605
Total liabilities	44,739,752	17,895,781	7,074,533
Net assets, at value	$ 1,080,523,277	$ 188,129,108	$ 122,528,009

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2004 (continued)
Net Assets	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Net assets consist of: Undistributed net investment income (accumulated distributions in excess of net investment income)	(228,557)	125,183	323,062
Net unrealized appreciation (depreciation) on: Investments	29,684,259	(925,336)	3,135,026
Foreign currency related transactions	—	—	(102,246)
Accumulated net realized gain (loss)	3,849,879	(100,935)	(33,924,660)
Paid-in capital	1,047,217,696	189,030,196	153,096,827
Net assets, at value	$ 1,080,523,277	$ 188,129,108	$ 122,528,009

(a) Cost of $1,021,988,215, $185,600,300 and $112,568,987, respectively.

(b) Including $8,783,176 of securities loaned for Scudder Short Duration Fund and $3,070,251 for Scudder High Income Plus Fund.

(c) Represents collateral on securities loaned. Cost of none, $10,325,000 and $3,129,010, respectively.

(d) Cost of $23,030,118, $3,080,057 and $3,826,275, respectively.

(e) Cost of $1,045,018,333, $199,005,357 and $119,524,272, respectively.

(f) Cost of none, none and $17,054, respectively.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2004 (continued)
Net Asset Value	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Class A Net assets applicable to shares outstanding	$ 221,295,113	$ 81,655,433	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	19,975,382	8,118,679	—
Net Asset Value and redemption price per share	$ 11.08	$ 10.06	—
Maximum offering price per share (100 ÷ 95.5 of $11.08 and 100 ÷ 97.25 of $10.06, respectively)	$ 11.60	$ 10.34	—
Class B Net assets applicable to shares outstanding	$ 43,857,159	$ 10,851,717	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	3,961,508	1,078,345	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.07	$ 10.06	—
Class C Net assets applicable to shares outstanding	$ 52,368,855	$ 37,239,528	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	4,728,452	3,705,534	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$ 11.08	$ 10.05	—
Investment Class Net assets applicable to shares outstanding	$ 104,081,875	—	$ 54,567,524
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	9,412,272	—	7,034,751
Net Asset Value, offering and redemption price per share	$ 11.06	—	$ 7.76[f]

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2004 (continued)
Class R Net assets applicable to shares outstanding	$ 3,095,967	—	—
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	278,298	—	—
Net Asset Value, offering and redemption price per share	$ 11.12	—	—
Institutional Class Net assets applicable to shares outstanding	$ 655,824,308	$ 58,382,430	$ 32,612,116
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	59,213,175	5,796,508	4,207,337
Net Asset Value, offering and redemption price per share	$ 11.08	$ 10.07	$ 7.75[f]
Premier Class Net assets applicable to shares outstanding	—	—	$ 35,348,369
Outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized	—	—	4,565,383
Net Asset Value, offering and redemption price per share	—	—	$ 7.74

(f) Redemption price per share for shares held less than 180 days of their purchase is equal to net asset value less a 2.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended October 31, 2004
Investment Income	Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Income: Interest	$ 52,127,293	$ 6,448,196	$ 27,657,270
Mortgage dollar roll income	525,140	—	—
Interest — Scudder Cash Management QP Trust	482,611	62,304	70,155
Securities lending income, including income from Daily Assets Fund Institutional	—	9,171	47,816
Dividends	—	—	443,858
Total Income	53,135,044	6,519,671	28,219,099
Expenses: Management fee	4,253,088	806,575	1,581,094
Administrative service fee	1,275,908	241,972	327,306
Custodian fees	19,218	6,515	38,744
Distribution and shareholder servicing fees	1,620,678	607,586	59,619
Auditing	56,651	71,621	61,902
Legal	35,655	9,487	65,153
Trustees' fees and expenses	39,921	14,148	23,745
Reports to shareholders	66,764	4,822	22,288
Registration fees	140,286	79,562	48,877
Other	64,265	36,863	61,161
Total expenses, before expense reductions	7,572,434	1,879,151	2,289,889
Expense reductions	(93,505)	(505,463)	(599,388)
Total expenses, after expense reductions	7,478,929	1,373,688	1,690,501
Net investment income	45,656,115	5,145,983	26,528,598
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	7,597,681	(70,566)	17,273,141
In-kind redemption	—	—	11,807,108
Foreign currency related transactions	—	—	(625,044)
	7,597,681	(70,566)	28,455,205
Net unrealized appreciation (depreciation) during the period on: Investments	11,159,922	(22,786)	(16,222,941)
Foreign currency related transactions	—	—	59,687
	11,159,922	(22,786)	(16,163,254)
Net gain (loss) on investment transactions	18,757,603	(93,352)	12,291,951
Net increase (decrease) in net assets resulting from operations	$ 64,413,718	$ 5,052,631	$ 38,820,549

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Fixed Income Fund
Increase (Decrease) in Net Assets	Years Ended October 31,
	2004	2003
Operations: Net investment income	$ 45,656,115	$ 46,362,358
Net realized gain (loss) on investment transactions	7,597,681	3,212,367
Net unrealized appreciation (depreciation) on investment transactions during the period	11,159,922	(3,622,312)
Net increase (decrease) in net assets resulting from operations	64,413,718	45,952,413
Distributions to shareholders from: Net investment income: Class A	(7,843,784)	(4,019,052)
Class B	(1,530,497)	(993,231)
Class C	(1,821,777)	(1,193,538)
Investment Class	(4,234,717)	(4,712,248)
Class R	(40,548)	—
Institutional Class	(30,051,993)	(34,073,507)
Net realized gains: Class A	(1,318,163)	(430,690)
Class B	(316,743)	(205,163)
Class C	(382,906)	(238,233)
Investment Class	(781,741)	(1,478,850)
Class R	(178)	—
Institutional Class	(5,139,254)	(10,099,312)
Fund share transactions: Proceeds from shares sold	460,801,621	761,771,119
Reinvestment of distributions	44,560,480	48,876,294
Cost of shares redeemed	(571,130,804)	(543,348,530)
Net increase (decrease) in net assets from Fund share transactions	(65,768,703)	267,298,883
Increase (decrease) in net assets	(54,817,286)	255,807,472
Net assets at beginning of period	1,135,340,563	879,533,091
Net assets at end of period (including accumulated distributions in excess of and undistributed net investment income of $228,557 and $148,430, respectively)	$ 1,080,523,277	$ 1,135,340,563

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder Short Duration Fund
Increase (Decrease) in Net Assets	Years Ended October 31,
	2004	2003
Operations: Net investment income	$ 5,145,983	$ 3,744,483
Net realized gain (loss) on investment transactions	(70,566)	489,049
Net unrealized appreciation (depreciation) on investment transactions during the period	(22,786)	(1,223,588)
Net increase (decrease) in net assets resulting from operations	5,052,631	3,009,944
Distributions to shareholders from: Net investment income: Class A	(1,784,839)	(553,054)
Class B	(185,496)	(46,944)
Class C	(699,092)	(183,708)
Institutional Class	(2,335,395)	(3,191,718)
Net realized gains: Class A	(52,880)	—
Class B	(7,863)	—
Class C	(29,386)	—
Institutional Class	(125,414)	(476,225)
Fund share transactions: Proceeds from shares sold	183,879,127	209,406,545
Reinvestment of distributions	3,800,212	3,730,307
Cost of shares redeemed	(216,012,616)	(70,808,853)
Net increase (decrease) in net assets from Fund share transactions	(28,333,277)	142,327,999
Increase (decrease) in net assets	(28,501,011)	140,886,294
Net assets at beginning of period	216,630,119	75,743,825
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $125,183 and $15,978, respectively)	$ 188,129,108	$ 216,630,119

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Scudder High Income Plus Fund
Increase (Decrease) in Net Assets	Years Ended October 31,
	2004	2003
Operations: Net investment income	$ 26,528,598	$ 37,121,617
Net realized gain (loss) on investment transactions	28,455,205	23,597,107
Net unrealized appreciation (depreciation) on investment transactions during the period	(16,163,254)	37,677,495
Net increase (decrease) in net assets resulting from operations	38,820,549	98,396,219
Distributions to shareholders from: Net investment income: Investment Class	(2,326,472)	(473,697)
Institutional Class	(2,052,121)	(1,946,689)
Premier Class	(21,235,908)	(34,692,279)
Fund share transactions: Proceeds from shares sold	87,104,873	95,402,265
Reinvestment of distributions	23,778,394	36,247,944
Cost of shares redeemed	(86,074,061)	(159,042,022)
In-Kind redemption	(291,253,065)	—
Redemption fees	45,148	16,540
Net increase (decrease) in net assets from Fund share transactions	(266,398,711)	(27,375,273)
Increase (decrease) in net assets	(253,192,663)	33,908,281
Net assets at beginning of period	375,720,672	341,812,391
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $323,062 and $189,594, respectively)	$ 122,528,009	$ 375,720,672

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder Fixed Income Fund

Class A
Years Ended October 31,	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[b]	.46	.46	.17
Net realized and unrealized gain (loss) on investment transactions	.20	.03[c]	.18
Total from investment operations	.66	.49	.35
Less distributions from: Net investment income	(.46)	(.45)	(.19)
Net realized gains on investment transactions	(.08)	(.16)	—
Total distributions	(.54)	(.61)	(.19)
Net asset value, end of period	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[d,e]	6.17	4.43	3.29**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	221	176	19
Ratio of expenses before expense reductions (%)	.81	.80	.83*
Ratio of expenses after expense reductions (%)	.80	.80	.79*
Ratio of net investment income (%)	4.20	4.15	4.82*
Portfolio turnover rate (%)	91[f]	290	152

[a] For the period from June 28, 2002 (commencement of operations of Class A shares) to October 31, 2002.

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

Scudder Fixed Income Fund

Class B
Years Ended October 31,	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[b]	.38	.38	.14
Net realized and unrealized gain (loss) on investment transactions	.20	.02[c]	.18
Total from investment operations	.58	.40	.32
Less distributions from: Net investment income	(.39)	(.36)	(.16)
Net realized gains on investment transactions	(.08)	(.16)	—
Total distributions	(.47)	(.52)	(.16)
Net asset value, end of period	$ 11.07	$ 10.96	$ 11.08
Total Return (%)[d]	5.37	3.64	3.04e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44	43	9
Ratio of expenses before expense reductions (%)	1.55	1.49	1.58*
Ratio of expenses after expense reductions (%)	1.55	1.49	1.54*
Ratio of net investment income (%)	3.45	3.46	4.07*
Portfolio turnover rate (%)	91[f]	290	152

[a] For the period from June 28, 2002 (commencement of operations of Class B shares) to October 31, 2002.

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

Scudder Fixed Income Fund

Class C
Years Ended October 31,	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[b]	.38	.38	.15
Net realized and unrealized gain (loss) on investment transactions	.20	.02[c]	.17
Total from investment operations	.58	.40	.32
Less distributions from: Net investment income	(.38)	(.36)	(.16)
Net realized gains on investment transactions	(.08)	(.16)	—
Total distributions	(.46)	(.52)	(.16)
Net asset value, end of period	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[d]	5.40	3.73[e]	2.96e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52	54	11
Ratio of expenses before expense reductions (%)	1.53	1.55	1.58*
Ratio of expenses after expense reductions (%)	1.53	1.54	1.54*
Ratio of net investment income (%)	3.47	3.41	4.07*
Portfolio turnover rate (%)	91[f]	290	152

[a] For the period from June 28, 2002 (commencement of operations of Class C shares) to October 31, 2002.

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return does not reflect the effect of any sales changes.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

Scudder Fixed Income Fund

Investment Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.95	$ 11.09	$ 11.12	$ 10.24	$ 10.17
Income (loss) from investment operations:
Net investment income	.47[a]	.47[a]	.59[a]	.64	.59
Net realized and unrealized gain (loss) on investment transactions	.19	.02[b]	(.03)	.88	.07
Total from investment operations	.66	.49	.56	1.52	.66
Less distributions from: Net investment income	(.47)	(.47)	(.59)	(.64)	(.59)
Net realized gains on investment transactions	(.08)	(.16)	—	—	—
Total distributions	(.55)	(.63)	(.59)	(.64)	(.59)
Net asset value, end of period	$ 11.06	$ 10.95	$ 11.09	$ 11.12	$ 10.24
Total Return (%)	6.20	4.58[c]	5.24[c]	15.39[c]	7.19[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	108	95	34	13
Ratio of expenses before expense reductions (including interest expense paid by the Fund) (%)	.76	.75	.81	.81	.79
Ratio of expenses after expense reductions (including interest expense paid by the Fund) (%)	.76	.66	.80	.80	.79
Ratio of expenses after expense reductions (excluding interest expense paid by the Fund) (%)	.76	.66	.80	.80	.79
Ratio of net investment income (%)	4.24	4.29	5.35	5.95	6.40
Portfolio turnover rate (%)	91[d]	290	152	161	116

[a] Based on average shares outstanding during the period.

[b] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 190% for the year ended October 31, 2004.

Scudder Fixed Income Fund

Class R
Years Ended October 31,	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.99	$ 11.07
Income (loss) from investment operations: Net investment income[b]	.43	.04
Net realized and unrealized gain (loss) on investment transactions	.17	(.12)
Total from investment operations	.60	(.08)
Less distributions from: Net investment income	(.39)	—
Net realized gains on investment transactions	(.08)	—
Total distributions	(.47)	—
Net asset value, end of period	$ 11.12	$ 10.99
Total Return (%)[c]	6.00	(.72)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3.01
Ratio of expenses before expense reductions (%)	1.06	1.05*
Ratio of expenses after expense reductions (%)	1.04	1.05*
Ratio of net investment income (%)	3.96	3.62*
Portfolio turnover rate (%)	91[d]	290

[a] For the period from October 1, 2003 (commencement of operations of Class R shares) to October 31, 2003.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 190% for the year ended October 31, 2004.

* Annualized

** Not annualized

Scudder Fixed Income Fund

Institutional Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.96	$ 11.08	$ 11.12	$ 10.24	$ 10.17
Income (loss) from investment operations:
Net investment income	.49[a]	.49[a]	.61[a]	.67	.67
Net realized and unrealized gain (loss) on investment transactions	.19	.03[b]	(.03)	.88	.07
Total from investment operations	.68	.52	.58	1.55	.74
Less distributions from: Net investment income	(.48)	(.48)	(.62)	(.67)	(.67)
Net realized gains on investment transactions	(.08)	(.16)	—	—	—
Total distributions	(.56)	(.64)	(.62)	(.67)	(.67)
Net asset value, end of period	$ 11.08	$ 10.96	$ 11.08	$ 11.12	$ 10.24
Total Return (%)[c]	6.43	4.70	5.49	15.56	7.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	656	755	745	740	804
Ratio of expenses before expense reductions (%)	.56	.55	.56	.56	.54
Ratio of expenses after expense reductions (%)	.55	.55	.55	.55	.54
Ratio of net investment income (%)	4.45	4.40	5.60	6.26	6.60
Portfolio turnover rate (%)	91[d]	290	152	161	116

[a] Based on average shares outstanding during the period.

[b] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 190% for the year ended October 31, 2004.

Scudder Short Duration Fund

Class A
Years Ended October 31,	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.07	$ 10.09
Income (loss) from investment operations: Net investment income[b]	.27	.17
Net realized and unrealized gain (loss) on investment transactions	(.00)***	(.02)
Total from investment operations	.27	.15
Less distributions from: Net investment income	(.27)	(.17)
Net realized gains on investment transactions	(.01)	—
Total distributions	(.28)	(.17)
Net asset value, end of period	$ 10.06	$ 10.07
Total Return (%)[c]	2.68	1.52**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	82	52
Ratio of expenses before expense reductions (%)	.89	.90*
Ratio of expenses after expense reductions (%)	.55	.55*
Ratio of net investment income (%)	2.69	2.57*
Portfolio turnover rate (%)	236	322

[a] For the period from February 28, 2003 (commencement of operations of Class A shares) to October 31, 2003.

[b] Based on average shares outstanding during period.

[c] Total return does not reflect the effect of any sales charges. Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Scudder Short Duration Fund

Class B
Years Ended October 31,	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.07	$ 10.09
Income (loss) from investment operations: Net investment income[b]	.21	.13
Net realized and unrealized gain (loss) on investment transactions	(.01)	(.02)
Total from investment operations	.20	.11
Less distributions from: Net investment income	(.20)	(.13)
Net realized gains on investment transactions	(.01)	—
Total distributions	(.21)	(.13)
Net asset value, end of period	$ 10.06	$ 10.07
Total Return (%)[c]	2.04	1.10**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	8
Ratio of expenses before expense reductions (%)	1.64	1.64*
Ratio of expenses after expense reductions (%)	1.15	1.16*
Ratio of net investment income (%)	2.09	1.89*
Portfolio turnover rate (%)	236	322

[a] For the period from February 28, 2003 (commencement of operations of Class B shares) to October 31, 2003.

[b] Based on average shares outstanding during period.

[c] Total return does not reflect the effect of any sales charges. Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Scudder Short Duration Fund

Class C
Years Ended October 31,	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.06	$ 10.09
Income (loss) from investment operations: Net investment income[b]	.21	.13
Net realized and unrealized gain (loss) on investment transactions	(.01)	(.03)
Total from investment operations	.20	.10
Less distributions from: Net investment income	(.20)	(.13)
Net realized gains on investment transactions	(.01)	—
Total distributions	(.21)	(.13)
Net asset value, end of period	$ 10.05	$ 10.06
Total Return (%)[c]	2.03	1.00**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	28
Ratio of expenses before expense reductions (%)	1.64	1.64*
Ratio of expenses after expense reductions (%)	1.15	1.15*
Ratio of net investment income (%)	2.09	1.90*
Portfolio turnover rate (%)	236	322

[a] For the period from February 28, 2003 (commencement of operations of Class C shares) to October 31, 2003.

[b] Based on average shares outstanding during period.

[c] Total return does not reflect the effect of any sales charges. Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Scudder Short Duration Fund

Institutional Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 10.07	$ 10.17	$ 10.18	$ 9.97	$ 9.96
Income (loss) from investment operations:
Net investment income	.27[a]	.27[a]	.40[a]	.60	.63
Net realized and unrealized gain (loss) on investment transactions	—*	.01	.07	.21	.01
Total from investment operations	.27	.28	.47	.81	.64
Less distributions from: Net investment income	(.26)	(.31)	(.46)	(.60)	(.63)
Net realized gains on investment transactions	(.01)	(.07)	(.02)	—	—
Total distributions	(.27)	(.38)	(.48)	(.60)	(.63)
Net asset value, end of period	$ 10.07	$ 10.07	$ 10.17	$ 10.18	$ 9.97
Total Return (%)[b]	2.74	2.80	4.71	8.39	6.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58	129	76	38	34
Ratio of expenses before expense reductions (%)	.62	.68	.76	.80	.87
Ratio of expenses after expense reductions (%)	.55	.55	.55	.55	.55
Ratio of net investment income (%)	2.69	2.70	3.93	5.97	6.35
Portfolio turnover rate (%)	236	322	211	129	89
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Amount is less than $.005.

Scudder High Income Plus Fund

Investment Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 7.42	$ 6.32	$ 7.24	$ 8.23	$ 9.07
Income (loss) from investment operations:
Net investment income	.62[a]	.65[a]	.71[a]	.94	1.10
Net realized and unrealized gain (loss) on investment transactions	.31	1.09	(.92)	(.91)	(.84)
Total from investment operations	.93	1.74	(.21)	.03	.26
Less distributions from: Net investment income	(.59)	(.64)	(.71)	(.96)	(1.10)
Net realized gains on investment transactions	—	—	—	(.06)	—
Total distributions	(.59)	(.64)	(.71)	(1.02)	(1.10)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 7.76	$ 7.42	$ 6.32	$ 7.24	$ 8.23
Total Return (%)[b]	12.86	28.59	(3.21)	.29	2.34
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	10	4	5	3
Ratio of expenses before expense reductions (including interest expense paid by the Fund) (%)	.92	.88	.95	1.11	.96
Ratio of expenses after expense reductions (including interest expense paid by the Fund) (%)	.79	.72	.90	.90	.91
Ratio of expenses after expense reductions (excluding interest expense paid by the Fund) (%)	.79	.72	.90	.90	.90
Ratio of net investment income (%)	8.13	9.38	10.25	12.12	12.96
Portfolio turnover rate (%)	152[c]	143	132	175[c]	151

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Scudder High Income Plus Fund

Institutional Class
Years Ended October 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 7.42	$ 6.32	$ 7.25	$ 8.23	$ 9.08
Income (loss) from investment operations:
Net investment income	.63[a]	.66[a]	.73[a]	1.01	1.12
Net realized and unrealized gain (loss) on investment transactions	.31	1.10	(.93)	(.95)	(.85)
Total from investment operations	.94	1.76	(.20)	.06	.27
Less distributions from: Net investment income	(.61)	(.66)	(.73)	(.98)	(1.12)
Net realized gains on investment transactions	—	—	—	(.06)	—
Total distributions	(.61)	(.66)	(.73)	(1.04)	(1.12)
Redemption fees	.00*	.00*	.00*	—	—
Net asset value, end of period	$ 7.75	$ 7.42	$ 6.32	$ 7.25	$ 8.23
Total Return (%)[b]	13.27	28.76	(3.07)	.68	2.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	18	18	16	30
Ratio of expenses before expense reductions (including interest expense paid by the Fund) (%)	.72	.68	.70	.86	.72
Ratio of expenses after expense reductions (including expense paid by the Fund) (%)	.59	.62	.65	.65	.68
Ratio of expenses after expense reductions (excluding interest expense paid by the Fund) (%)	.59	.62	.65	.65	.65
Ratio of net investment income (%)	8.33	9.48	10.50	12.44	12.29
Portfolio turnover rate (%)	152[c]	143	132	175[c]	151

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Scudder High Income Plus Fund

Premier Class
Years Ended October 31,	2004	2003	2002	2001[a]
Selected Per Share Data
Net asset value, beginning of period	$ 7.41	$ 6.32	$ 7.24	$ 8.23
Income (loss) from investment operations:
Net investment income	.64[b]	.67[b]	.74[b]	.98
Net realized and unrealized gain (loss) on investment transactions	.30	1.09	(.92)	(.92)
Total from investment operations	.94	1.76	(.18)	.06
Less distributions from: Net investment income	(.61)	(.67)	(.74)	(.99)
Net realized gains on investment transactions	—	—	—	(.06)
Total distributions	(.61)	(.67)	(.74)	(1.05)
Redemption fees	.00***	.00***	.00***	—
Net asset value, end of period	$ 7.74	$ 7.41	$ 6.32	$ 7.24
Total Return (%)[c]	13.25	28.95	(2.83)	.68**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	347	320	331
Ratio of expenses before expense reductions (including interest expense paid by the Fund) (%)	.70	.68	.70	.71*
Ratio of expenses after expense reductions (including interest expense paid by the Fund) (%)	.50	.50	.50	.50*
Ratio of expenses after expense reductions (excluding interest expense paid by the Fund) (%)	.50	.50	.50	.50*
Ratio of net investment income (%)	8.42	9.60	10.65	12.53*
Portfolio turnover rate (%)	152[d]	143	132	175[d]

[a] Commencement of operations of Premier Class shares was October 31, 2000.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements

A. Significant Accounting Policies

Fixed Income Fund, Short Duration Fund and High Income Plus Fund ("Scudder Fixed Income Fund," "Scudder Short Duration Fund" and "Scudder High Income Plus Fund," each a "Fund" and collectively the "Funds"), each a diversified series of Scudder MG Investments Trust (the "Trust") are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end management investment companies. The Trust is organized as a business trust under the laws of the state of Delaware.

The Fixed Income Fund offers six classes of shares to investors: Class A, Class B, Class C, Investment Class, Class R and Institutional Class. The Short Duration Fund offers four classes of shares to investors: Class A, Class B, Class C and Institutional Class. The High Income Plus Fund offers three classes of shares to investors: Investment Class, Institutional Class and Premier Class.

These multiple classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. Investment Class shares are not subject to any sales charges. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares and Premier Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Funds. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. Short Duration Fund and High Income Plus Fund may lend securities to financial institutions. Each Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. Each Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. Each Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. Each Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to lending agent. Either the fund or the borrower may terminate the loan. Each Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of each Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The High Income Plus Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. Each fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Mortgage dollar rolls may be treated for purposes of the 1940 Act as borrowings by the Fund because they involve the sale of a security coupled with an agreement to repurchase. A mortgage dollar roll involves costs to the Fund. For example, while the Fund receives compensation as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the compensation received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the mortgage dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its borrowing costs.

Short Sales. The Short Duration and High Income Plus Funds may sell securities they do not own in an attempt to profit from an anticipated decline in their value or in order to hedge portfolio positions. Both Funds borrow securities to complete the transaction. Both Funds maintain collateral with the lender of the securities in the form of cash and/or liquid securities. At October 31, 2004, there were no securities sold short.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At October 31, 2004, the Short Duration Fund had a net tax basis capital loss carryforward of approximately $83,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2012 ($83,000), the respective expiration dates, whichever occurs first, which maybe subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

At October 31, 2004, the High Income Plus Fund had a net tax basis capital loss carryforward of approximately $33,451,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2009 ($18,350,000) and October 31, 2010 ($15,101,000), the respective expiration dates, whichever occurs first, which maybe subject to certain limitations under Sections 382-383 of the Internal Revenue Code.

Distribution of Income and Gains. Net investment income of each Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At October 31, 2004, each Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Fixed Income Fund	Short Duration Fund	High Income Plus Fund
Undistributed ordinary income*	$ 363,796	$ 210,354	$ 371,582
Undistributed net long-term capital gains	$ 4,817,612	$ —	$ 190,455
Capital loss carryforwards	$ —	$ (83,000)	$ (33,451,000)
Net unrealized appreciation (depreciation) on investments	$ 28,726,736	$ (943,270)	$ 2,471,117

In addition, during the year ended October 31, 2004, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Fixed Income Fund	Short Duration Fund	High Income Plus Fund
Distributions from ordinary income*	$ 53,069,457	$ 5,004,822	$ 25,614,501
Distributions from long-term capital gains	$ 392,844	$ 215,543	$ —

In addition, during the year ended October 31, 2003, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Fixed Income Fund	Short Duration Fund	High Income Plus Fund
Distributions from ordinary income*	$ 47,419,989	$ 4,399,972	$ 37,112,665
Distributions from long-term capital gains	$ 10,023,835	$ 51,677	$ —

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Redemption Fees. Upon the redemption or exchange of shares of the High Income Plus Fund held by Investment Class and Institutional Class shareholders for less than 180 days, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes, with the exception of securities bought in default.

B. Purchases and Sales of Securities

During the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments, US Treasury Obligations, mortgage dollar roll transactions and in-kind redemptions) were as follows:

	Purchases	Sales
Fixed Income Fund	$ 848,281,287	$ 954,918,410
Short Duration Fund	$ 202,943,421	$ 185,785,976
High Income Plus Fund	$ 481,537,468	$ 456,476,295

Purchases and sales of US Treasury Obligations were as follows:

	Purchases	Sales
Fixed Income Fund	$ 983,157,975	$ 971,807,677
Short Duration Fund	$ 259,204,885	$ 296,725,899
High Income Plus Fund	$ 969,386	$ 2,977,865

Purchases and sales of mortgage dollar roll transactions were as follows:

	Purchases	Sales
Fixed Income Fund	$ 155,266,244	$ 155,749,507

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor and Administrator for each Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement (the "Investment Advisory Agreement"), the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. The management fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of the Fixed Income Fund's and Short Duration Fund's respective average daily net assets and 0.50% of the High Income Plus Fund's average daily net assets, computed and accrued daily and payable monthly. In addition, for the High Income Plus Fund for the year ended October 31, 2004, the Advisor has agreed to a voluntary fee waiver of 0.13% of the average daily net assets. Accordingly, for the year ended October 31, 2004, the Management Fee was as follows:

Management Fee	Total Aggregated	Waived	Unpaid at October 31, 2004	Effective Rate
Fixed Income Fund	$ 4,253,088	$ 86,711	$ 280,638.39%
Short Duration Fund	806,575	144,190	—	.33%
High Income Plus Fund	1,581,094	413,942	54,939.37%

In addition, for the year ended October 31, 2004, the Advisor agreed to reimburse Fixed Income Fund $6,794, Short Duration Fund $1,944 and High Income Plus Fund $2,725, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Administrator Service Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administrator Service Fee") of 0.12% of the average daily net assets of Fixed Income Fund and Short Duration Fund, computed and accrued daily and payable monthly. For the year ended October 31, 2004, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived	Unpaid at October 31, 2004
Fixed Income Fund	$ 1,275,908	$ —	$ 109,995
Short Duration Fund	$ 241,972	$ 88,898	$ —

For the High Income Plus Fund, for its services as Administrator, DeAM, Inc. receives an Administrator Service Fee of 0.12%, 0.12% and 0.10% of the average daily net assets for Investment Class, Institutional Class and Premier Class shares, respectively, computed and accrued daily and payable monthly. For the year ended October 31, 2004, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived	Unpaid at October 31, 2004
Investment Class	$ 35,771	$ —	$ 4,961
Institutional Class	30,805	—	3,292
Premier Class	260,730	182,721	4,219
	$ 327,306	$ 182,721	$ 12,472

For the Fixed Income Fund, for the year ended October 31, 2004, the Advisor and Administrator agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annual expenses of Class A, Class B, Class C, Investment Class, Class R and Institutional Class at 0.80%, 1.55%, 1.55%, 0.80%, 1.05% and 0.55%, respectively.

For the Short Duration Fund, for the year ended October 31, 2004, the Advisor and Administrator agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annual expenses of Class A, Class B, Class C and Institutional Class of 0.80%, 1.55%, 1.55%, and .55%, respectively. In addition, for year ended October 31, 2004, the Advisor and Administrator voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annualized expenses of Class A, B and C shares at 0.55%, 1.15% and 1.15%, respectively.

For the High Income Plus Fund, for the year ended October 31, 2004, the Advisor and Administrator agreed to waive its fees and reimburse expenses to the extent necessary to maintain the annual expenses of the Investment Class, Institutional Class and Premier Class at 0.90%, 0.65% and 0.50%, respectively.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A and Class R shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B, C and R shares. For the the year ended October 31, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Waived	Unpaid at October 31, 2004
Fixed Income Fund
Class A	$ 469,413	$ —	$ 87,126
Class B	327,361	—	27,836
Class C	396,684	—	33,297
Class R	2,556	—	560
	$ 1,196,014	$ —	$ 148,819
Short Duration Fund
Class A	$ 168,046	$ 127,135	$ —
Class B	69,024	$ 8,058	—
Class C	260,631	$ 25,353	—
	$ 497,701	$ 160,546	$ —

In addition, SDI or an affiliate provides information and administrative services ("Shareholder Servicing Fee") to Class B, C, Investment Class and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI or an affiliate in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2004, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at October 31, 2004	Effective Rate
Fixed Income Fund
Class B	$ 105,680	$ 16,477.24%
Class C	119,126	21,067.23%
Investment Class	197,383	64,224.20%
Class R	2,475	1,214.24%
	$ 424,664	$ 102,982
Shareholder Servicing Fee	Total Aggregated	Waived	Unpaid at October 31, 2004	Effective Rate
Short Duration Fund
Class B	$ 23,008	$ 23,008	$ —	.00%
Class C	86,877	$ 86,877	—	.00%
	$ 109,885	$ 109,885	$ —
Shareholder Servicing Fee	Total Aggregated	Unpaid at October 31, 2004	Effective Rate
High Income Plus Fund
Investment Class	$ 59,619	$ 27,047.20%

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fixed Income Fund and the Short Duration Fund. Underwriting commissions paid in connection with the distribution of Class A and Class C shares of the Fixed Income Fund for the year ended October 31, 2004, aggregated $71,852 and $3, respectively. Underwriting commissions paid in connection with the distribution of Class A and Class C shares of the Short Duration Fund for the year ended October 31, 2004, aggregated $28,905 and $20, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended October 31, 2004, the CDSC for Class B and C shares of the Fixed Income Fund aggregated $141,098 and $27,393, respectively. For the year ended October 31, 2004, the CDSC for the Class B and C shares of the Short Duration Fund aggregated $34,351 and $42,786, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2004, for Fixed Income Fund and Short Duration Fund, SDI received $22,592.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportions to their relative net assets.

D. Share Transactions

Scudder Fixed Income Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2004		Year Ended October 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	14,724,672	$ 161,733,196	17,359,885	$ 192,900,052
Class B	1,170,867	12,867,798	3,971,890	43,877,649
Class C	1,737,701	19,101,734	5,011,741	55,409,143
Investment Class	3,423,434	37,532,432	8,479,709	93,690,720
Class R	338,412	3,725,253	901*	10,000*
Institutional Class	20,623,885	225,841,208	34,252,044	375,883,555
		$ 460,801,621		$ 761,771,119
Shares issued to shareholders in reinvestment of distributions
Class A	568,846	$ 6,239,950	249,190	$ 2,749,619
Class B	121,325	1,330,035	69,226	763,689
Class C	136,646	1,496,848	90,506	997,952
Investment Class	443,798	4,851,174	533,685	5,878,962
Class R	3,711	40,726	—	—
Institutional Class	2,794,634	30,601,747	3,492,075	38,486,072
		$ 44,560,480		$ 48,876,294
Shares redeemed
Class A	(11,360,726)	$ (125,209,509)	(3,320,855)	$ (36,608,679)
Class B	(1,272,431)	(13,940,695)	(952,224)	(10,488,933)
Class C	(2,049,996)	(22,448,586)	(1,191,224)	(13,076,963)
Investment Class	(4,304,210)	(47,177,743)	(7,726,913)	(85,818,563)
Class R	(64,726)	(712,890)	—	—
Institutional Class	(33,088,571)	(361,641,381)	(36,054,661)	(397,355,392)
		$ (571,130,804)		$ (543,348,530)
Net increase (decrease)
Class A	3,932,792	$ 42,763,637	14,288,220	$ 159,040,992
Class B	19,761	257,138	3,088,892	34,152,405
Class C	(175,649)	(1,850,004)	3,911,023	43,330,132
Investment Class	(436,978)	3,053,089	1,286,481	13,751,119
Class R	277,397	(4,794,137)	901*	10,000*
Institutional Class	(9,670,052)	(105,198,426)	1,689,458	17,014,235
		$ (65,768,703)		$ 267,298,883

* For the period from October 1, 2003 (commencement of operations of Class R shares) to October 31, 2003.

Scudder Short Duration Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2004		Year Ended October 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	5,787,233	$ 58,331,029	7,799,741*	$ 78,868,451*
Class B	614,923	6,183,591	887,361*	8,977,895*
Class C	2,226,574	22,410,827	2,991,839*	30,274,437*
Institutional Class	9,578,186	96,953,680	9,021,664	91,285,762
		$ 183,879,127		$ 209,406,545
Shares issued to shareholders in reinvestment of distributions
Class A	112,082	$ 1,128,062	29,117*	$ 294,375*
Class B	15,465	155,726	4,030*	40,701*
Class C	41,054	413,043	12,328*	124,592*
Institutional Class	208,426	2,103,381	323,295	3,270,639
		$ 3,800,212		$ 3,730,307
Shares redeemed
Class A	(2,912,198)	$ (29,343,841)	(2,697,296)*	$ (27,288,379)*
Class B	(320,699)	(3,229,137)	(122,735)*	(1,240,379)*
Class C	(1,319,751)	(13,263,041)	(246,510)*	(2,485,174)*
Institutional Class	(16,848,331)	(170,176,597)	(3,932,439)	(39,794,921)
		$ (216,012,616)		$ (70,808,853)
Net increase (decrease)
Class A	2,987,117	$ 30,115,250	5,131,562*	$ 51,874,447*
Class B	309,689	3,110,180	768,656*	7,778,217*
Class C	947,877	9,560,829	2,757,657*	27,913,855*
Institutional Class	(7,061,719)	(71,119,536)	5,412,520	54,761,480
		$ (28,333,277)		$ 142,327,999

* For the period from February 28, 2003 (commencement of operations of Class A, B and C shares) to October 31, 2003.

Scudder High Income Plus Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2004		Year Ended October 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Investment Class	6,633,576	$ 50,417,857	1,099,317	$ 7,882,658
Institutional Class	2,797,433	21,051,195	1,092,945	7,626,792
Premier Class	2,093,722	15,635,821	11,850,788	79,892,815
		$ 87,104,873		$ 95,402,265
Shares issued to shareholders in reinvestment of distributions
Investment Class	279,628	$ 2,117,200	64,320	$ 453,070
Institutional Class	210,220	1,590,383	230,103	1,604,504
Premier Class	2,655,365	20,070,811	4,903,771	34,190,370
		$ 23,778,394		$ 36,247,944
Shares redeemed
Investment Class	(1,287,882)	$ (9,606,411)	(333,744)	$ (2,324,646)
Institutional Class	(1,247,160)	(9,273,427)	(1,768,247)	(12,529,318)
Premier Class	(8,975,428)	(67,194,223)	(20,506,970)	(144,188,058)
		$ (86,074,061)		$ (159,042,022)
In-Kind Redemption
Premier Class	(38,054,934)	$ (291,253,065)	—	$ —
		$ (291,253,065)		$ —
Redemption fees	—	$ 45,148	—	$ 16,540
Net increase (decrease)
Investment Class	5,625,322	$ 42,906,365	829,893	$ 6,017,869
Institutional Class	1,760,493	13,371,589	(445,199)	(3,288,269)
Premier Class	(42,281,275)	(322,761,480)	(3,752,411)	(30,104,873)
		$ (266,398,711)		$ (27,375,273)

E. Forward Foreign Currency Exchange Contracts

As of October 31, 2004, High Income Plus Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US $)
USD	67,479	EUR	54,771	3/9/2005	$ 2,207
USD	53,978	EUR	43,735	3/9/2005	1,666
EUR	53,626	USD	68,448	3/9/2005	220
EUR	83,224	USD	106,016	3/9/2005	131
MXN	3,632,714	USD	310,117	3/9/2005	2,268
MXN	311,469	USD	26,411	3/9/2005	16
Total unrealized appreciation					$ 6,508
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation) (US$)
EUR	1,856,864	USD	2,278,817	3/9/2005	$ (83,655)
EUR	16,306	USD	19,991	3/9/2005	$ (755)
EUR	139,778	USD	169,690	3/9/2005	$ (8,148)
EUR	164,887	USD	203,058	3/9/2005	$ (6,726)
EUR	136,644	USD	168,072	3/9/2005	$ (5,779)
EUR	33,587	USD	41,380	3/9/2005	$ (1,353)
EUR	151,900	USD	188,283	3/9/2005	$ (4,978)
EUR	33,784	USD	42,670	3/9/2005	$ (314)
EUR	78,577	USD	99,882	3/9/2005	$ (91)
Total unrealized depreciation					$ (111,799)
Currency Abbreviations
EUR	Euro	USD	US Dollars
MXN	Mexican Peso

F. Line of Credit

Fixed Income Fund and Short Duration Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Fixed Income Fund may borrow up to a maximum of 10 percent of its net assets under the agreement. Short Duration Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Credit Facility

High Income Plus Fund has a revolving credit facility administered by Fleet National Bank not to exceed $25 million at any one time and which is available until October 13, 2005. High Income Plus Fund is charged an annual commitment fee. Interest is calculated at the Federal Funds Rate or LIBOR Rate plus 0.625 percent. The weighted average outstanding daily balance of all loans (based on the number of days the loans were outstanding) during the year ended October 31, 2004 was $2,621,923 with a weighted average interest rate of 1.647%.

H. In-Kind Redemption

In certain circumstances, High Income Plus may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their cost; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2004, the Fund realized $11,807,108 of net gain.

I. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder MG Investments Trust and Shareholders of Fixed Income Fund, Short Duration Fund and High Income Plus Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fixed Income Fund, Short Duration Fund and High Income Plus Fund (three of the Funds comprising Scudder MG Investments Trust, hereafter referred to as the "Funds") at October 31, 2004, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 29, 2004
Tax Information (Unaudited)

The amounts may differ from elsewhere in this report because of differences between tax and financial reporting requirements.

Taxpayers filing on a calendar year basis will receive tax information for the 2004 calendar year after year end.

Pursuant to Section 852 of the Internal Revenue Code, Scudder Fixed Income Fund designates $5,700,000, as capital gain dividends for its year ended October 31, 2004, of which 100% represents 20% rate gains.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Joseph R. Hardiman 5/27/37 Chairman since 2004 Trustee since 2002

Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Soundview Technology Group Inc. (investment banking) (July 1998-January 2004) and Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).

		55
Richard R. Burt 2/3/47 Trustee since 2002

Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).

		57
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Euclid Market Neutral Funds (since May 1998), Phoenix Funds (24 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	55
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Trustee of the TIAA-CREF mutual funds (53 portfolios) (since February 2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001).	55
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	55
Graham E. Jones 1/31/33 Trustee since 1993	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	55
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	55
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	55
William N. Searcy 9/3/46 Trustee since 1993	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	55
Robert H. Wadsworth 1/29/40 Trustee since 2002

President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).

* Inception date of the corporation which was the predecessor to the L.L.C.

		58
Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee, 2004-present	Chief Executive Officer in the Americas for Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	140
Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Julian F. Sluyters[5] 7/14/60 President and Chief Executive Officer, 2004-present

Managing Director, Deutsche Asset Management (since May 2004); President and Chief Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004); President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual Fund Operations (1991-1998) UBS Global Asset Management.

Kenneth Murphy[6] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000 to present). Formerly, Director, John Hancock Signature Services (1992-2000).
Paul H. Schubert[5] 1/11/63 Chief Financial Officer, 2004-present

Managing Director, Deutsche Asset Management (2004-present); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004).

Charles A. Rizzo[6] 8/5/57 Treasurer since 2002

Managing Director, Deutsche Asset Management (April 2004 to present). Formerly, Director, Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

John Millette[6] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003

Managing Director, Deutsche Asset Management (2002 to present) and Director, Deutsche Global Funds Ltd. (2002 to present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[6] 4/1/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Kevin M. Gay[6] 11/12/59 Assistant Treasurer since 2004	Vice President, Deutsche Asset Management.
Salvatore Schiavone[6] 11/3/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[6] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder MG Investments Trust of which each fund is a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York.

5 Address: 345 Park Avenue, New York, New York.

6 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Account Management Resources

For shareholders of Classes A, B, C, Investment, Institutional and Premier

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

For shareholders of Class R

Automated Information Lines	Scudder Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

scudder.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a Scudder service representative.
Written Correspondence	Scudder Retirement Services 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

		Scudder Fixed Income Fund	Scudder Short Duration Fund	Scudder High Income Plus Fund
Class A	Nasdaq Symbol	SFXAX	SDUAX	N/A
	CUSIP Number	81116P 824	81116P 758	N/A
	Fund Number	493	434	N/A
Class B	Nasdaq Symbol	SFXBX	SDUBX	N/A
	CUSIP Number	81116P 816	81116P 741	N/A
	Fund Number	693	634	N/A
Class C	Nasdaq Symbol	SFXCX	SDUCX	N/A
	CUSIP Number	81116P 790	81116P 733	N/A
	Fund Number	793	734	N/A
Class R	Nasdaq Symbol	SFXRF	N/A	N/A
	CUSIP Number	81116P-568	N/A	N/A
	Fund Number	1504	N/A	N/A
Investment Class	Nasdaq Symbol	MFISX	N/A	MGHVX
	CUSIP Number	81116P 832	N/A	81116P 659
	Fund Number	816	N/A	824
Institutional Class	Nasdaq Symbol	MFINX	MGSFX	MGHYX
	CUSIP Number	81116P 840	81116P 766	81116P 667
	Fund Number	593	557	596
Premier Class	Nasdaq Symbol	N/A	N/A	MGHPX
	CUSIP Number	N/A	N/A	81116P 642
	Fund Number	N/A	N/A	556
Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, October 31, 2004, Scudder MG Investments Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                            SCUDDER FIXED INCOME FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year      Audit Fees     Audit-Related      Tax Fees      All Other
   Ended          Billed         Fees Billed      Billed to     Fees Billed
October 31,      to Fund          to Fund            Fund         to Fund
--------------------------------------------------------------------------------
2004               $47,700         $185           $6,635             $0
--------------------------------------------------------------------------------
2003               $40,700        $1,205          $6,320             $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Asset
Management, Inc. ("DeAM, Inc." or the "Adviser"), and any entity controlling, controlled by or under common control with DeAM, Inc. ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for
engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                    Audit-Related         Tax Fees            All Other
                     Fees Billed          Billed to          Fees Billed
  Fiscal           to Adviser and        Adviser and        to Adviser and
   Year             Affiliated           Affiliated          Affiliated
  Ended            Fund Service          Fund Service        Fund Service
 October 31,         Providers            Providers           Providers
--------------------------------------------------------------------------------
2004                  $453,907              $0                    $0
--------------------------------------------------------------------------------
2003                  $662,457            $50,000                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                               Total Non-Audit
                               Fees billed to            Total
                                Adviser and          Non-Audit Fees
                               Affiliated Fund         billed to
                              Service Providers       Adviser and
                              (engagements related    Affiliated
                 Total         directly to the       Fund Service
                Non-Audit       operations and        Providers
  Fiscal       Fees Billed    financial reporting    (all other       Total of
   Year         to Fund          of the Fund)        engagements)     (A),(B)
   Ended
October 31,       (A)                (B)                 (C)          and (C)
--------------------------------------------------------------------------------
2004           $6,635                  $0            $1,153,767      $1,160,402
--------------------------------------------------------------------------------
2003           $6,320               $50,000          $4,947,177      $5,003,497
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeAM, Inc. and other related entities that provide support for the operations of the fund.

                           SCUDDER SHORT DURATION FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year      Audit Fees     Audit-Related      Tax Fees      All Other
   Ended          Billed         Fees Billed      Billed to     Fees Billed
October 31,      to Fund          to Fund            Fund         to Fund
--------------------------------------------------------------------------------
2004            $44,200             $185             $6,635          $0
--------------------------------------------------------------------------------
2003            $40,700            $1,205            $6,320          $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Asset
Management, Inc. ("DeAM, Inc." or the "Adviser"), and any entity controlling, controlled by or under common control with DeAM, Inc. ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for
engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                    Audit-Related         Tax Fees            All Other
                     Fees Billed          Billed to          Fees Billed
  Fiscal           to Adviser and        Adviser and        to Adviser and
   Year             Affiliated           Affiliated          Affiliated
  Ended            Fund Service          Fund Service        Fund Service
 October 31,         Providers            Providers           Providers
--------------------------------------------------------------------------------
2004                  $453,907              $0                    $0
--------------------------------------------------------------------------------
2003                  $662,457            $50,000                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                               Total Non-Audit
                               Fees billed to            Total
                                Adviser and          Non-Audit Fees
                               Affiliated Fund         billed to
                              Service Providers       Adviser and
                              (engagements related    Affiliated
                 Total         directly to the       Fund Service
                Non-Audit       operations and        Providers
  Fiscal       Fees Billed    financial reporting    (all other       Total of
   Year         to Fund          of the Fund)        engagements)     (A),(B)
   Ended
October 31,       (A)                (B)                 (C)          and (C)
--------------------------------------------------------------------------------
2004            $6,635              $0              $1,153,767     $1,160,402
--------------------------------------------------------------------------------
2003            $6,320           $50,000            $4,947,177     $5,003,497
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeAM, Inc. and other related entities that provide support for the operations of the fund.

                          SCUDDER HIGH INCOME PLUS FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year      Audit Fees     Audit-Related      Tax Fees      All Other
   Ended          Billed         Fees Billed      Billed to     Fees Billed
October 31,      to Fund          to Fund            Fund         to Fund
--------------------------------------------------------------------------------
2004             $45,300           $185           $6,635            $0
--------------------------------------------------------------------------------
2003             $42,800          $1,205          $6,320            $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Asset
Management, Inc. ("DeAM, Inc." or the "Adviser"), and any entity controlling, controlled by or under common control with DeAM, Inc. ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for
engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                    Audit-Related         Tax Fees            All Other
                     Fees Billed          Billed to          Fees Billed
  Fiscal           to Adviser and        Adviser and        to Adviser and
   Year             Affiliated           Affiliated          Affiliated
  Ended            Fund Service          Fund Service        Fund Service
 October 31,         Providers            Providers           Providers
--------------------------------------------------------------------------------
2004               $453,907                 $0                    $0
--------------------------------------------------------------------------------
2003               $662,457               $50,000                 $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                               Total Non-Audit
                               Fees billed to            Total
                                Adviser and          Non-Audit Fees
                               Affiliated Fund         billed to
                              Service Providers       Adviser and
                              (engagements related    Affiliated
                 Total         directly to the       Fund Service
                Non-Audit       operations and        Providers
  Fiscal       Fees Billed    financial reporting    (all other       Total of
   Year         to Fund          of the Fund)        engagements)     (A),(B)
   Ended
October 31,       (A)                (B)                 (C)          and (C)
--------------------------------------------------------------------------------
2004            $6,635                $0            $1,153,767     $1,160,402
--------------------------------------------------------------------------------
2003            $6,320             $50,000          $4,947,177     $5,003,497
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeAM, Inc. and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Fixed Income Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    -----------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Fixed Income Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    -----------------------------------------

By:                                 /s/Paul Schubert
                                    -----------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    -----------------------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Duration Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    -----------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Duration Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    -----------------------------------------

By:                                 /s/Paul Schubert
                                    -----------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    -----------------------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Plus Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    -----------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder High Income Plus Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 4, 2005
                                    -----------------------------------------

By:                                 /s/Paul Schubert
                                    -----------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 4, 2005
                                    -----------------------------------------